UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2014

Date of reporting period: April 30, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	FROST GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2014 (Unaudited)

Description	Shares	Value
COMMON STOCK ‡ — 95.6%
Consumer Discretionary — 20.7%
Amazon.com*	21,541	$6,551,264
AMC Networks, Cl A*	86,440	5,676,515
BorgWarner	123,930	7,701,010
Chipotle Mexican Grill, Cl A*	11,675	5,819,987
Discovery Communications, Cl A*	93,590	7,103,481
Home Depot	105,360	8,377,174
Michael Kors Holdings*	69,500	6,338,400
Priceline Group*	8,740	10,118,735
Starbucks	119,900	8,467,338
Twenty-First Century Fox, Cl A	318,435	10,196,289
Walt Disney	103,860	8,240,252

		84,590,445

Consumer Staples — 3.8%
Costco Wholesale	67,102	7,762,360
CVS Caremark	106,385	7,736,317

		15,498,677

Energy — 6.9%
Anadarko Petroleum	63,160	6,254,103
Cameron International*	95,140	6,180,294
EOG Resources	81,256	7,963,088
Schlumberger	76,763	7,795,283

		28,192,768

Financials — 5.8%
BlackRock, Cl A	20,331	6,119,631
Charles Schwab	237,905	6,316,378
Invesco	125,189	4,407,905
Moody’s	84,845	6,660,332

		23,504,246

Health Care — 12.7%
Baxter International	104,610	7,614,562
Biogen Idec*	42,904	12,318,596
Bristol-Myers Squibb	137,755	6,900,148
Celgene*	41,800	6,145,018
Gilead Sciences*	164,720	12,928,873
Zoetis, Cl A	192,545	5,826,412

		51,733,609

Industrials — 12.8%
Boeing	47,985	6,191,025
Canadian Pacific Railway	47,225	7,365,683
Cummins	62,038	9,358,432
FedEx	51,318	6,992,077
Union Pacific	80,771	15,381,222
Waste Connections	151,875	6,782,738

		52,071,177

Information Technology — 28.9%
Apple	38,028	22,439,943
Baidu ADR*	36,320	5,587,832
Cognizant Technology Solutions, Cl A*	199,402	9,552,353
eBay*	137,080	7,104,856
EMC	297,016	7,663,013
Facebook, Cl A*	186,375	11,141,497
Google, Cl A*	17,784	9,512,306
Google, Cl C*	17,784	9,366,121
Lam Research	121,790	7,016,322
MasterCard, Cl A	81,730	6,011,242
QUALCOMM	110,990	8,736,023
Salesforce.com*	100,195	5,175,072

Description	Shares	Value
Visa, Cl A	41,715	$8,451,876

		117,758,456

Materials — 2.8%
Monsanto	67,600	7,483,320
Praxair	32,104	4,191,177

		11,674,497

Telecommunication Services — 1.2%
Verizon Communications	108,025	5,048,008

Total Common Stock (Cost $246,558,143)		390,071,883

CASH EQUIVALENT ** — 3.4%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $13,773,205)	13,773,205	13,773,205

Total Investments — 99.0% (Cost $260,331,348)†		$403,845,088

Percentages are based on Net Assets of $407,853,221.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2014.
‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

ADR – American Depositary Receipt

Cl – Class

†	At April 30, 2014, the tax basis cost of the Fund’s investments was $260,331,348, and the unrealized appreciation and depreciation were $147,005,141 and $(3,491,401), respectively.

As of April 30, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended April 30, 2014, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1300

THE ADVISORS’ INNER CIRCLE FUND II	FROST VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2014 (Unaudited)

Description	Shares	Value
COMMON STOCK — 98.6%
Consumer Discretionary — 12.0%
Cinemark Holdings	129,131	$3,824,860
Coach	135,000	6,027,750
Lowe’s	215,712	9,903,338
Walt Disney	148,014	11,743,431
Whirlpool	29,000	4,448,020

		35,947,399

Consumer Staples — 5.6%
Kraft Foods Group	133,000	7,562,380
Philip Morris International	106,994	9,140,497

		16,702,877

Energy — 9.6%
Halliburton	154,000	9,712,780
Suncor Energy	200,800	7,750,880
Total ADR	162,000	11,540,880

		29,004,540

Financials — 28.3%
American International Group	240,000	12,751,200
Broadridge Financial Solutions	239,200	9,170,928
Capital One Financial	161,200	11,912,680
Citigroup	170,700	8,178,237
HSBC Holdings ADR	163,000	8,365,160
JPMorgan Chase	171,991	9,628,056
Lazard, Cl A	189,000	8,892,450
MetLife	145,836	7,634,515
Wells Fargo	173,581	8,616,561

		85,149,787

Health Care — 18.0%
Abbott Laboratories	235,900	9,138,766
AbbVie	159,000	8,280,720
Baxter International	150,500	10,954,895
Covidien	121,000	8,621,250
Novartis ADR	134,858	11,724,554
Stryker	71,000	5,520,250

		54,240,435

Industrials — 11.4%
Boeing	96,000	12,385,920
Eaton	161,433	11,726,493
Honeywell International	46,753	4,343,354
Tyco International	145,500	5,950,950

		34,406,717

Information Technology — 10.7%
Cisco Systems	433,000	10,006,630
Corning	457,000	9,555,870
Nielsen Holdings	94,000	4,413,300
Telefonaktiebolaget LM Ericsson ADR	678,000	8,129,220

		32,105,020

Materials — 3.0%
Rio Tinto ADR	164,626	8,937,546

Total Common Stock (Cost $249,020,069)		296,494,321

Total Investments — 98.6% (Cost $ 249,020,069)†		$296,494,321

Percentages	are based on Net Assets of $300,665,795.

ADR – American Depositary Receipt

Cl – Class

†	At April 30, 2014, the tax basis cost of the Fund’s investments was $249,020,069, and the unrealized appreciation and depreciation were $50,108,330 and $(2,634,078), respectively.

As of April 30, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended April 30, 2014, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1300

THE ADVISORS’ INNER CIRCLE FUND II	FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2014 (Unaudited)

Description	Shares	Value
COMMON STOCK — 85.5%
Consumer Discretionary — 12.4%
Best Buy	14,100	$365,613
Coach	115,500	5,157,075
Gannett	70,600	1,918,202
Honda Motor ADR	93,300	3,106,890
Johnson Controls	48,400	2,184,776
Staples	529,300	6,616,250
Target	98,800	6,100,900

		25,449,706

Consumer Staples — 4.7%
Archer-Daniels-Midland	135,800	5,938,534
Wal-Mart Stores	48,000	3,826,080

		9,764,614

Energy — 12.0%
Baker Hughes	130,000	9,087,000
BP ADR	111,100	5,623,882
Ensco, Cl A	62,900	3,173,305
National Oilwell Varco	45,400	3,565,262
Occidental Petroleum	11,100	1,062,825
Royal Dutch Shell ADR, Cl A	27,000	2,125,980

		24,638,254

Financials — 14.6%
Allstate	111,000	6,321,450
Annaly Capital Management ‡	526,100	6,076,455
Bank of America	193,830	2,934,586
Barclays ADR	163,800	2,802,618
BB&T	30,200	1,127,366
Citigroup	33,100	1,585,821
Lincoln National	26,667	1,293,616
Marsh & McLennan	62,800	3,096,668
XL Group, Cl A	151,250	4,741,688

		29,980,268

Health Care — 6.6%
Becton Dickinson	6,800	768,604
Merck	53,700	3,144,672
Quest Diagnostics	29,500	1,649,935
Sanofi ADR	60,300	3,244,140
Teva Pharmaceutical Industries ADR	96,200	4,700,332

		13,507,683

Industrials — 6.1%
Boeing	46,100	5,947,822
Dover	36,200	3,127,680
Raytheon	36,400	3,475,472

		12,550,974

Information Technology — 18.4%
Applied Materials	108,600	2,069,916
Black Box	144,756	3,077,512
EMC	99,400	2,564,520
Hewlett-Packard	232,600	7,689,756
International Business Machines	49,900	9,803,853
Maxim Integrated Products	36,500	1,184,060
Microsoft	12,800	517,120
QUALCOMM	24,100	1,896,911
Telefonaktiebolaget LM Ericsson ADR	125,700	1,507,143
Western Union	472,900	7,504,923

		37,815,714

Materials — 6.7%
Alcoa	43,900	591,333
Dow Chemical	126,300	6,302,370

Description	Shares	Value
Mosaic	69,350	$3,470,274
Rio Tinto ADR	61,700	3,349,693

		13,713,670

Telecommunication Services — 4.0%
AT&T	233,692	8,342,804

Total Common Stock (Cost $156,881,793)		175,763,687

CASH EQUIVALENT* — 14.1%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 0.020% (Cost $28,982,879)	28,982,879	28,982,879

Total Investments — 99.6% (Cost $185,864,672)†		$204,746,566

Percentages are based on Net Assets of $205,592,274.

*	Rate shown is the 7-day effective yield as of April 30, 2014.
‡	Real Estate Investment Trust

ADR – American Depositary Receipt

Cl – Class

†	At April 30, 2014, the tax basis cost of the Fund’s investments was $185,864,672, and the unrealized appreciation and depreciation were $38,743,226 and $(19,861,332), respectively.

As of April 30, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended April 30, 2014, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1300

THE ADVISORS’ INNER CIRCLE FUND II	FROST MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2014 (Unaudited)

Description	Shares	Value
COMMON STOCK — 97.3%
Consumer Discretionary — 6.5%
Michael Kors Holdings*	7,540	$687,648
Polaris Industries	4,640	623,291
Wynn Resorts	2,725	555,600

		1,866,539

Consumer Staples — 4.0%
Monster Beverage*	10,820	724,507
WhiteWave Foods, Cl A*	16,035	444,009

		1,168,516

Energy — 12.2%
Antero Resources*	9,260	608,104
Athlon Energy*	17,793	719,015
Concho Resources*	5,640	735,738
Continental Resources*	5,270	730,001
Gulfport Energy*	9,755	718,651

		3,511,509

Financials — 17.8%
Affiliated Managers Group*	3,180	630,276
Comerica	17,275	833,346
Genworth Financial, Cl A*	47,930	855,550
Lincoln National	15,055	730,318
Raymond James Financial	15,755	783,023
SunTrust Banks	16,245	621,534
Zions Bancorporation	24,030	694,948

		5,148,995

Health Care — 14.2%
Akorn*	25,215	635,922
Covance*	6,590	581,765
Henry Schein*	6,855	783,047
PerkinElmer	13,145	551,696
Team Health Holdings*	15,090	731,563
Zimmer Holdings	8,350	808,280

		4,092,273

Industrials — 19.3%
AMETEK	15,565	820,587
B/E Aerospace*	9,580	840,836
Hexcel*	15,713	655,075
Kirby*	5,780	581,584
Middleby*	2,550	643,824
Roper Industries	4,370	607,211
Towers Watson, Cl A	5,185	581,861
Wabtec	11,045	823,405

		5,554,383

Information Technology — 16.2%
ACI Worldwide*	11,730	670,370
Acxiom*	19,250	543,620
Akamai Technologies*	13,260	703,708
Alliance Data Systems*	3,170	766,823
Aspen Technology*	13,990	601,430
F5 Networks*	5,950	625,762
Trimble Navigation*	19,510	749,769

		4,661,482

Materials — 7.1%
Allegheny Technologies	16,540	681,448
FMC	10,475	806,575

Description	Shares	Value
Martin Marietta Materials	4,505	$560,107

		2,048,130

Total Common Stock (Cost $21,355,687)		28,051,827

CASH EQUIVALENT ** — 2.8%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $808,222)	808,222	808,222

Total Investments — 100.1% (Cost $22,163,909)†		$28,860,049

Percentages are based on Net Assets of $28,836,713.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2014.

Cl – Class

†	At April 30, 2014, the tax basis cost of the Fund’s investments was $22,163,909, and the unrealized appreciation and depreciation were $6,895,619 and $(199,479), respectively.

As of April 30, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended April 30, 2014, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1300

THE ADVISORS’ INNER CIRCLE FUND II	FROST SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2014 (Unaudited)

Description	Shares	Value
COMMON STOCK — 94.0%
Consumer Discretionary — 14.5%
ANN*	21,490	$842,193
BJ’s Restaurants*	26,370	752,864
Express*	35,000	509,950
Genesco*	14,030	1,071,471
Group 1 Automotive	15,500	1,118,015
Ignite Restaurant Group*	20,603	291,326
Scholastic	22,790	750,019

		5,335,838

Energy — 10.0%
Approach Resources*	36,510	757,582
Forum Energy Technologies*	24,560	733,362
Key Energy Services*	130,600	1,311,224
Western Refining	20,000	870,000

		3,672,168

Financials — 19.0%
Air Lease, Cl A	31,350	1,124,524
Cathay General Bancorp	41,880	988,368
Encore Capital Group*	21,000	907,620
Hanover Insurance Group	17,970	1,050,346
ProAssurance	22,230	1,009,687
TCF Financial	62,960	988,472
Umpqua Holdings	57,150	950,405

		7,019,422

Health Care — 11.6%
Haemonetics*	18,320	556,195
Health Net*	30,690	1,053,588
Integra LifeSciences Holdings*	24,400	1,112,152
Magellan Health Services*	16,550	955,266
Quality Systems	41,030	606,013

		4,283,214

Industrials — 15.3%
Beacon Roofing Supply*	34,000	1,209,720
Brink’s	23,990	610,305
Darling International*	36,800	736,368
Harsco	40,520	969,644
Regal-Beloit	13,730	1,026,043
Tetra Tech	38,200	1,095,194

		5,647,274

Information Technology — 11.7%
ARRIS Group*	42,500	1,108,825
AVG Technologies*	43,940	822,996
Diebold	24,000	902,640
Integrated Device Technology*	64,720	755,283
Unisys*	30,300	738,411

		4,328,155

Materials — 11.9%
Cabot	20,350	1,176,230
Carpenter Technology	17,480	1,097,744
Kaiser Aluminum	14,720	1,036,288
Scotts Miracle-Gro, Cl A	17,460	1,068,727

		4,378,989

Total Common Stock (Cost $30,038,152)		34,665,060

Description	Shares	Value
CASH EQUIVALENT ** — 4.6%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $1,695,141)	1,695,141	$1,695,141

Total Investments — 98.6% (Cost $31,733,293)†		$36,360,201

Percentages are based on Net Assets of $36,887,572.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2014.

Cl – Class

†	At April 30, 2014, the tax basis cost of the Fund’s investments was $31,733,293, and the unrealized appreciation and depreciation were $5,609,183 and $(982,275), respectively.

As of April 30, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended April 30, 2014, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1300

THE ADVISORS’ INNER CIRCLE FUND II	FROST INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2014 (Unaudited)

Description	Shares	Value
COMMON STOCK — 94.5%
Argentina — 0.6%
MercadoLibre	15,850	$1,478,329

Australia — 1.5%
ALS	167,666	1,168,209
OzForex Group*	452,192	1,281,259
REA Group	20,619	895,878

		3,345,346

Belgium — 0.9%
Anheuser-Busch InBev	19,279	2,098,009

Brazil — 1.8%
BRF	84,700	1,914,511
Embraer ADR	18,000	619,200
Localiza Rent a Car	102,900	1,539,058

		4,072,769

Canada — 7.0%
Canadian National Railway	22,808	1,335,955
Catamaran*	63,800	2,408,450
Constellation Software	12,975	2,873,665
Dollarama	38,230	3,179,642
Gildan Activewear, Cl A	54,990	2,812,739
Lululemon Athletica*	27,844	1,278,875
Valeant Pharmaceuticals International*	15,772	2,108,874

		15,998,200

China — 3.2%
Baidu ADR*	20,878	3,212,080
Industrial & Commercial Bank of China, Cl H	2,543,429	1,515,635
SINA*	27,418	1,310,580
Sinopharm Group, Cl H	158,594	417,302
Tencent Holdings	14,546	906,575

		7,362,172

Denmark — 3.3%
Chr Hansen Holding	31,101	1,401,857
Coloplast, Cl B	12,900	1,082,353
GN Store Nord	81,300	1,961,476
Novo Nordisk, Cl B	68,523	3,091,177

		7,536,863

Finland — 0.5%
Kone, Cl B	28,786	1,230,833

France — 5.6%
Accor	21,866	1,069,031
Air Liquide	8,416	1,203,787
Cie Generale des Etablissements Michelin	14,008	1,710,189
Eurofins Scientific	5,200	1,442,841
LVMH Moet Hennessy Louis Vuitton	14,898	2,929,789
Publicis Groupe	26,719	2,276,008
Total	32,054	2,289,317

		12,920,962

Germany — 3.7%
adidas	19,901	2,124,007
Deutsche Bank	32,813	1,445,811
Fresenius Medical Care & KGaA	29,520	2,029,295
SAP	15,700	1,264,190

Description	Shares	Value
Wirecard	37,161	$1,557,741

		8,421,044

Hong Kong — 6.0%
AIA Group	459,520	2,228,565
China Mobile	214,908	2,042,928
CNOOC	1,028,633	1,700,911
Galaxy Entertainment Group*	295,150	2,316,522
Hong Kong Exchanges and Clearing	92,546	1,667,581
Sands China	530,459	3,872,588

		13,829,095

Ireland — 4.0%
Accenture, Cl A	22,759	1,825,727
Actavis*	8,792	1,796,469
Experian	222,718	4,271,757
FleetMatics Group*	43,850	1,316,816

		9,210,769

Israel — 0.6%
Stratasys*	14,400	1,394,928

Italy — 1.1%
Intesa Sanpaolo	457,673	1,561,981
Yoox*	24,890	892,283

		2,454,264

Japan — 8.1%
Bridgestone	37,799	1,353,199
Daiwa Securities Group	282,134	2,111,141
F@N Communications	73,200	1,226,504
FANUC	9,458	1,702,227
Japan Tobacco	41,572	1,364,656
Kubota	96,437	1,239,480
Mitsubishi Estate	57,484	1,301,100
Mitsubishi UFJ Financial Group	406,160	2,153,262
SoftBank	21,726	1,612,954
Sumitomo Mitsui Trust Holdings	450,254	1,854,129
Toyota Motor	48,313	2,606,686

		18,525,338

Mexico — 0.7%
Wal-Mart de Mexico, Ser V	640,660	1,620,901

Netherlands — 2.8%
ASML Holding	16,128	1,329,754
ING Groep*	163,962	2,328,179
TNT Express	165,414	1,489,369
Yandex, Cl A*	45,400	1,203,100

		6,350,402

New Zealand — 0.3%
Trade Me Group	168,923	574,360

Spain — 1.7%
Amadeus IT Holding, Cl A	34,254	1,423,528
Banco Bilbao Vizcaya Argentaria	151,682	1,861,303
eDreams ODIGEO SL*	35,400	508,310

		3,793,141

Sweden — 2.5%
Arcam*	44,984	1,165,729
Hennes & Mauritz, Cl B Shares	40,110	1,633,467
Hexagon, Cl B	35,681	1,137,016
Investment Kinnevik, Cl B	51,766	1,819,158

		5,755,370

THE ADVISORS’ INNER CIRCLE FUND II	FROST INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2014 (Unaudited)

Description	Shares	Value
Switzerland — 8.0%
Bravofly Rumbo Group BV*	12,068	$629,385
Cie Financiere Richemont	22,554	2,288,458
Julius Baer Group	29,265	1,368,316
Nestle	40,015	3,089,443
Novartis	34,641	3,003,191
Partners Group Holding	11,483	3,141,809
Roche Holding	9,169	2,687,879
UBS	98,054	2,049,987

		18,258,468

Taiwan — 1.5%
Eclat Textile	141,419	1,545,410
Taiwan Semiconductor Manufacturing ADR	89,452	1,797,985

		3,343,395

United Kingdom — 20.0%
Abcam	183,086	1,221,027
ARM Holdings	113,747	1,712,120
ASOS*	13,059	942,361
Aveva Group	52,927	1,883,739
Aviva	127,575	1,131,908
boohoo.com*	1,450,268	1,297,768
Burberry Group	52,109	1,306,508
Carnival	41,230	1,647,028
Compass Group	76,256	1,212,824
Delphi Automotive	28,160	1,882,215
Domino’s Pizza Group	257,300	2,232,934
Hargreaves Lansdown	65,165	1,287,281
HSBC Holdings	116,669	1,183,552
IG Group Holdings	172,100	1,848,038
Intertek Group	40,327	1,978,629
Jazztel*	64,410	988,311
Kingfisher	383,347	2,706,108
Liberty Global, Cl A*	34,163	1,360,371
Optimal Payments*	289,495	1,848,813
Pearson	55,817	1,045,132
Persimmon	94,400	2,091,119
Poundland Group*	186,256	1,092,793
Reckitt Benckiser Group	31,102	2,507,463
Rightmove	50,082	2,037,847
Rolls-Royce Holdings	57,078	1,011,885
SABMiller	30,313	1,648,258
Standard Chartered	65,416	1,415,388
Telecity Group	143,834	1,741,220
WPP	65,553	1,410,051

		45,672,691

United States — 9.1%
First Cash Financial Services*	37,030	1,805,953
Liberty Global*	76,890	2,954,883
MasterCard, Cl A	69,507	5,112,240
Priceline Group*	1,867	2,161,519
PriceSmart	12,218	1,173,417
Schlumberger	20,935	2,125,949
Solera Holdings	31,640	2,049,639
Yahoo!*	49,200	1,768,740
Yum! Brands	20,872	1,606,935

		20,759,275

Total Common Stock (Cost $207,313,160)		216,006,924

Description	Shares	Value
CASH EQUIVALENT ** — 4.2%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $9,655,680)	9,655,680	$9,655,680

Total Investments — 98.7% (Cost $216,968,840)†		$225,662,604

The outstanding forward foreign currency contracts held by the Fund at April 30, 2014 are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
State Street	7/29/14	AUD	1,824,800	USD	1,575,551	$(108,668)
State Street	9/12/14-10/28/14	EUR	6,799,100	USD	9,399,012	(31,298)
State Street	7/21/14	GBP	6,977,000	USD	11,451,559	(320,591)
State Street	5/20/14-7/7/14	JPY	2,095,018,900	USD	20,305,438	(192,630)
State Street	7/29/14	USD	1,633,597	AUD	1,824,800	50,621
State Street	7/21/14	USD	5,170,418	GBP	3,110,400	77,697
State Street	5/20/14-7/7/14	USD	9,324,524	JPY	952,594,500	(4,620)

						$(529,489)

For the period ended April 30, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $228,656,837.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2014.

ADR – American Depositary Receipt

AUD – Australian Dollar

Cl – Class

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

Ser – Series

USD – United States Dollar

†	At April 30, 2014, the tax basis cost of the Fund’s investments was $216,968,840, and the unrealized appreciation and depreciation were $18,248,411 and $(9,554,647), respectively.

As of April 30, 2014, all of the Fund’s investments in securities were considered Level 1, and all investments in forward foreign currency contracts were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended April 30, 2014, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1300

THE ADVISORS’ INNER CIRCLE FUND II	FROST NATURAL RESOURCES FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2014 (Unaudited)

Description	Shares	Value
COMMON STOCK ‡ — 98.7%
Energy — 85.9%
Anadarko Petroleum	32,000	$3,168,640
Apache	19,000	1,649,200
Baytex Energy	24,000	998,400
Bonanza Creek Energy*	25,000	1,215,500
CARBO Ceramics	7,500	1,049,325
Cenovus Energy	80,000	2,381,600
Chevron	15,000	1,882,800
Cobalt International Energy*	80,000	1,440,000
Concho Resources*	18,000	2,348,100
Ensco, Cl A	27,000	1,362,150
EOG Resources	32,000	3,136,000
Exxon Mobil	15,000	1,536,150
FMC Technologies*	14,000	793,800
Forum Energy Technologies*	25,000	746,500
Gran Tierra Energy*	100,000	715,000
Halliburton	46,000	2,901,220
Hornbeck Offshore Services*	36,000	1,491,480
Marathon Oil	50,000	1,807,500
National Oilwell Varco	17,000	1,335,010
Noble Energy	28,000	2,009,840
Occidental Petroleum	32,000	3,064,000
Oil States International*	16,000	1,554,240
Phillips 66	25,000	2,080,500
Pioneer Natural Resources	5,000	966,350
QEP Resources	24,000	736,560
Range Resources	10,000	904,500
Rowan, Cl A	35,000	1,082,200
Royal Dutch Shell ADR, Cl A	14,000	1,102,360
Schlumberger	40,000	4,062,000
Stone Energy*	30,000	1,471,500
Suncor Energy	80,000	3,088,000
Total ADR	27,000	1,923,480
Valero Energy	20,000	1,143,400

		57,147,305

Materials — 11.3%
Goldcorp	34,000	840,480
Louisiana-Pacific*	50,000	819,500
Monsanto	12,000	1,328,400
Rio Tinto ADR	35,000	1,900,150
Silver Wheaton	36,000	799,200
Steel Dynamics	50,000	913,500
Teck Resources, Cl B	40,000	910,800

		7,512,030

Utilities — 1.5%
Calpine*	45,000	1,031,850

Total Common Stock (Cost $54,062,266)		65,691,185

Description	Shares	Value
CASH EQUIVALENT ** — 0.5%
AIM STIT - Liquid Assets Portfolio, 0.020% (Cost $340,626)	340,626	$340,626

Total Investments — 99.2% (Cost $54,402,892)†		$66,031,811

Percentages are based on Net Assets of $66,550,716.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2014.
‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

ADR – American Depositary Receipt

Cl – Class

†	At April 30, 2014, the tax basis cost of the Fund’s investments was $54,402,892, and the unrealized appreciation and depreciation were $13,416,656 and $(1,787,737), respectively.

As of April 30, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended April 30, 2014, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1300

THE ADVISORS’ INNER CIRCLE FUND II	FROST CINQUE LARGE CAP BUY-WRITE EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2014 (Unaudited)

Description	Shares	Value
REGISTERED INVESTMENT COMPANIES — 55.3%
Exchange Traded Funds — 55.3%
Consumer Discretionary Select Sector SPDR Fund (A)	32,763	$2,091,590
Consumer Staples Select Sector SPDR Fund (A)	25,311	1,119,759
Energy Select Sector SPDR Fund (A)	15,090	1,414,536
Financial Select Sector SPDR Fund (A)	261,603	5,744,802
Health Care Select Sector SPDR Fund (A)	60,639	3,524,339
Industrial Select Sector SPDR Fund (A)	57,873	3,069,005
iShares US Technology ETF (A)	69,847	6,347,695
iShares US Telecommunications ETF	16,799	492,715
Materials Select Sector SPDR Fund (A)	37,033	1,766,474
SPDR S&P 500 ETF Trust (A)	25,318	4,770,671
Utilities Select Sector SPDR Fund (A)	17,039	737,448

		31,079,034

Total Registered Investment Companies (Cost $28,100,208)		31,079,034

COMMON STOCK — 42.4%
Consumer Discretionary — 6.5%
Bed Bath & Beyond*	12,820	796,506
Ford Motor (A)	30,528	493,027
General Motors (A)	21,573	743,837
Viacom, Cl B (A)	12,163	1,033,612
Walt Disney (A)	7,376	585,212

		3,652,194

Consumer Staples — 7.4%
CVS Caremark (A)	24,112	1,753,425
Molson Coors Brewing, Cl B (A)	18,946	1,136,192
Walgreen (A)	18,264	1,240,125

		4,129,742

Energy — 7.7%
Chevron (A)	9,392	1,178,884
ConocoPhillips (A)	14,904	1,107,516
Helmerich & Payne (A)	5,064	550,204
National Oilwell Varco (A)	10,877	854,171
Valero Energy (A)	10,989	628,241

		4,319,016

Financials — 3.5%
Allstate (A)	9,624	548,087
Everest Re Group (A)	3,650	576,810
Travelers (A)	9,271	839,767

		1,964,664

Health Care — 5.7%
Aetna (A)	14,702	1,050,458
Amgen (A)	4,534	506,675
Merck (A)	9,006	527,391
Novartis ADR (A)	6,783	589,714
Pfizer (A)	16,836	526,630

		3,200,868

Industrials — 3.7%
Deere (A)	12,694	1,184,858
General Electric (A)	33,496	900,707

		2,085,565

Description	Shares/ Contracts	Value
Information Technology — 5.5%
Apple (A)	2,375	$1,401,464
Intel (A)	20,752	553,871
Microsoft (A)	15,283	617,433
Oracle (A)	12,883	526,657

		3,099,425

Telecommunication Services — 1.0%
AT&T (A)	16,470	587,979

Utilities — 1.4%
UGI (A)	17,203	803,208

Total Common Stock (Cost $21,457,675)		23,842,661

CASH EQUIVALENT ** — 1.7%
AIM STIT - Liquid Assets Portfolio, 0.020% (Cost $929,728)	929,728	929,728

Total Investments — 99.4% (Cost $50,487,611)†		$55,851,423

PURCHASED OPTION* (B) — 0.0%
S&P 500 Index Put Option, Expires 06/21/14, Strike Price $1,825 (Cost $57,470)††	14	$23,800

WRITTEN OPTIONS* (B) — (0.6)%
S&P 500 Index Call Option, Expires 05/17/14, Strike Price $1,880	(117)	$(217,620)
S&P 500 Index Call Option, Expires 05/17/14, Strike Price $1,875	(56)	(123,200)

Total Written Options (Premiums Received $242,814)††		$(340,820)

Percentages are based on Net Assets of $56,195,314.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2014.
(A)	Pledged as collateral for written options.
(B)	For the period ended April 30, 2014, the total amount of purchased and written options, as presented in the Schedule of Investments, is representative of the volume of activity for these types of derivatives during the period.

ADR – American Depositary Receipt

Cl – Class

ETF – Exchange Traded Fund

S&P – Standard & Poor’s

SPDR – Standard & Poor’s Depositary Receipt

†	At April 30, 2014, the tax basis cost of the Fund’s investments was $50,487,611, and the unrealized appreciation and depreciation were $5,607,554 and $(243,742), respectively.

THE ADVISORS’ INNER CIRCLE FUND II	FROST CINQUE LARGE CAP BUY-WRITE EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2014 (Unaudited)

††	At April 30, 2014, the tax basis cost of the Fund’s options was $(185,344), and the unrealized appreciation and depreciation were $0 and $(131,676), respectively.

As of April 30, 2014, all of the Fund’s investments in securities and other financial instruments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended April 30, 2014, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1300

THE ADVISORS’ INNER CIRCLE FUND II	FROST CONSERVATIVE ALLOCATION FUND‡
SCHEDULE OF INVESTMENTS	(formerly Frost Diversified Strategies Fund)
APRIL 30, 2014 (Unaudited)

Description	Shares	Value
REGISTERED INVESTMENT COMPANIES — 98.6%
Open-End Funds — 76.9%
Frost Credit Fund, Institutional Shares*	16,893	$174,332
Frost Growth Equity Fund, Institutional Shares*	16,354	220,453
Frost Low Duration Bond Fund, Institutional Shares*	25,578	263,455
Frost Total Return Bond Fund, Institutional Shares*	118,681	1,290,061
Frost Value Equity Fund, Institutional Shares*	20,444	223,250
Hartford Floating Rate Fund	19,756	177,998
Hartford World Bond Fund	25,080	268,356
MainStay Convertible Fund	5,134	89,850
Metropolitan West Total Return Bond Fund	41,800	448,932
Templeton Global Bond Fund	13,760	179,568

		3,336,255

Exchange Traded Funds — 21.7%
iShares Cohen & Steers REIT ETF	1,118	95,533
SPDR S&P 500 ETF Trust	2,367	446,014
Vanguard FTSE All-World ex-US ETF	5,372	274,294
Vanguard Small-Capital ETF	1,168	128,702

		944,543

Total Registered Investment Companies (Cost $4,221,419)		4,280,798

CASH EQUIVALENT ** — 1.3%
AIM STIT - Liquid Assets Portfolio, 0.020% (Cost $55,903)	55,903	55,903

Total Investments — 99.9% (Cost $4,277,322)†		$4,336,701

Percentages are based on Net Assets of $4,340,360.

‡	On March 31, 2014, the Fund’s name and investment strategy changed.
*	Affiliated investment is a registered investment company which is managed by Frost Investment Advisors, LLC (the “Adviser”) or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended April 30, 2014 are as follows:

Value of Shares Held as of 7/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 04/30/14	Balance of Shares Held as of 04/30/14	Dividend Income
Frost Credit Fund
$ —	$179,161	$(5,000)	$171	$—	$174,332	16,893	$1,221
Frost Growth Equity Fund
$ —	$245,533	$(25,000)	$164	$(244)	$220,453	16,354	$—
Frost Low Duration Bond Fund
$ —	$268,184	$(5,000)	$256	$15	$263,455	25,578	$631
Frost Total Return Bond Fund
$ —	$1,343,710	$(55,000)	$1,199	$152	$1,290,061	118,681	$8,543
Frost Value Equity Fund
$ —	$246,118	$(25,000)	$2,040	$92	$223,250	20,444	$—

**	Rate shown is the 7-day effective yield as of April 30, 2014.

ETF – Exchange Traded Fund

FTSE – Financial Times and the London Stock Exchange

REIT – Real Estate Investment Trust

S&P – Standard & Poor’s

SPDR – Standard & Poor’s Depositary Receipt

†	At April 30, 2014, the tax basis cost of the Fund’s investments was $4,277,322, and the unrealized appreciation and depreciation were $62,215 and $(2,836), respectively.

As of April 30, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended April 30, 2014, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1300

THE ADVISORS’ INNER CIRCLE FUND II	FROST MODERATE ALLOCATION FUND‡
SCHEDULE OF INVESTMENTS	(formerly Frost Strategic Balanced Fund) APRIL 30, 2014 (Unaudited)

Description	Shares	Value
REGISTERED INVESTMENT COMPANIES — 99.1%
Exchange Traded Funds — 57.0%
iShares Cohen & Steers REIT ETF	7,933	$677,875
iShares MSCI EAFE ETF	24,581	1,679,374
SPDR S&P 500 ETF Trust	28,143	5,302,985
Vanguard MSCI Emerging Markets ETF	16,149	661,140
Vanguard Small-Capital ETF	8,824	972,317

		9,293,691

Open-End Funds — 42.1%
Frost Credit Fund, Institutional Shares*	63,390	654,184
Frost Growth Equity Fund, Institutional Shares*	46,902	632,243
Frost Low Duration Bond Fund, Institutional Shares*	47,568	489,951
Frost Natural Resources Fund, Institutional Shares*	15,677	196,587
Frost Total Return Bond Fund, Institutional Shares*	240,770	2,617,168
Frost Value Equity Fund, Institutional Shares*	58,528	639,121
Hartford Floating Rate Fund	36,127	325,508
Hartford World Bond Fund	61,263	655,518
MainStay Convertible Fund	18,807	329,118
Templeton Global Bond Fund	25,042	326,799

		6,866,197

Total Registered Investment Companies (Cost $15,476,352)		16,159,888

CASH EQUIVALENT ** — 0.8%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $128,126)	128,126	128,126

Total Investments — 99.9% (Cost $15,604,478)†		$16,288,014

Percentages are based on Net Assets of $16,299,765.

‡	On March 31, 2014, the Fund’s name and investment strategy changed.
*	Affiliated investment is a registered investment company which is managed by Frost Investment Advisors, LLC (the “Adviser”) or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended April 30, 2014 are as follows:

Value of Shares Held as of 7/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 04/30/14	Balance of Shares Held as of 04/30/14	Dividend Income
Frost Credit Fund
$ —	$653,548	$—	$636	$—	$654,184	63,390	$3,221
Frost Growth Equity Fund
$ —	$631,774	$—	$469	$—	$632,243	46,902	$—
Frost Low Duration Bond Fund
$ —	$489,766	$—	$185	$—	$489,951	47,568	$792
Frost Natural Resources Fund
$ —	$189,532	$—	$7,055	$—	$196,587	15,677	$—
Frost Total Return Bond Fund
$877,103	$2,100,149	$(367,134)	$(5,785)	$12,835	$2,617,168	240,770	$43,997
Frost Value Equity Fund
$ —	$633,281	$—	$5,840	$—	$639,121	58,528	$1,506

**	Rate shown is the 7-day effective yield as of April 30, 2014.

EAFE – Europe, Australasia and Far East

ETF – Exchange Traded Fund

MSCI – Morgan Stanley Capital International

REIT – Real Estate Investment Trust

S&P – Standard & Poor’s

SPDR – Standard & Poor’s Depositary Receipt

†	At April 30, 2014, the tax basis cost of the Fund’s investments was $15,604,478, and the unrealized appreciation and depreciation were $693,966 and $(10,430), respectively.

As of April 30, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended April 30, 2014, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1300

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2014 (Unaudited)

Description	Face Amount	Value
MORTGAGE-BACKED SECURITIES — 38.3%
Agency Residential Mortgage-Backed Obligations — 19.7%
FHLMC
6.000%, 05/01/26 to 11/01/47	$1,234,313	$1,367,415
5.500%, 12/01/37	505,698	559,677
5.000%, 04/01/24	631,196	690,381
2.386%, 06/01/43 (A)	18,616,263	18,432,764
2.373%, 08/01/37 (A)	1,052,627	1,117,523
1.997%, 02/01/37 (A)	3,268,997	3,481,787
FHLMC REMIC, Ser 2010-3695, Cl DI, IO
4.500%, 05/15/30	3,701,683	568,030
FHLMC REMIC, Ser 2010-3747, Cl HX
4.500%, 11/15/39	10,000,000	10,662,980
FHLMC REMIC, Ser 2011-3834, Cl AI, IO
4.000%, 02/15/29	7,551,405	626,332
FHLMC REMIC, Ser 2011-3875, Cl GK
2.250%, 06/15/26	2,527,899	2,573,694
FHLMC REMIC, Ser 2011-3898, Cl FC
0.665%, 11/15/36 (A)	5,334,338	5,363,911
FHLMC, Ser 2012-293, Cl IO, IO
4.000%, 11/15/32	4,604,333	1,007,908
FHLMC, Ser 2012-3996, Cl QL
4.000%, 02/15/42	9,034,408	9,314,095
FHLMC, Ser 2012-4029, Cl LI, IO
3.000%, 01/15/27	22,204,053	2,524,890
FHLMC, Ser 2012-4054, Cl HI, IO
3.000%, 05/15/26	17,513,696	1,769,104
FHLMC, Ser 2012-4077, Cl AI, IO
3.000%, 01/15/27	36,990,618	3,965,749
FHLMC, Ser 2012-4106, Cl YI, IO
2.500%, 09/15/27	10,702,606	1,180,741
FHLMC, Ser 2012-4134, Cl BI, IO
2.500%, 11/15/27	33,991,078	3,662,729
FHLMC, Ser 2012-4148, Cl LI, IO
2.500%, 12/15/27	20,221,082	2,189,933
FNMA
5.500%, 07/01/36 to 12/01/47	934,146	1,011,153
5.000%, 04/01/19 to 05/01/35	3,141,701	3,371,431
4.500%, 02/01/39 to 08/01/41	21,008,465	22,681,652
3.500%, 10/01/40 to 11/01/40	2,593,618	2,634,796
3.382%, 02/01/42 (A)	9,936,553	10,325,124
2.798%, 10/01/42 (A)	9,126,992	9,236,367
2.710%, 08/01/23	3,265,237	3,196,320
2.383%, 01/01/38 (A)	8,926,551	9,511,031
2.250%, 10/30/24	7,500,000	6,761,445
2.164%, 07/01/37 (A)	5,976,550	6,316,819
FNMA REMIC, Ser 2005-66, Cl FD
0.458%, 07/25/35 (A)	2,271,894	2,266,055
FNMA REMIC, Ser 2011-103, Cl GI, IO
3.500%, 10/25/26	12,196,998	1,360,847
FNMA REMIC, Ser 2011-121, Cl JP
4.500%, 12/25/41	2,076,759	2,148,152
FNMA REMIC, Ser 2012-13, Cl JP
4.500%, 02/25/42	1,462,927	1,558,790
FNMA STRIPS, Ser 2009-397, Cl 2, IO
5.000%, 09/25/39	5,854,518	1,106,327
FNMA STRIPS, Ser 2009-400, Cl 2, IO
4.500%, 11/25/39	8,190,038	1,780,454
FNMA STRIPS, Ser 2010-404, Cl 2, IO
4.500%, 05/25/40	8,517,264	1,750,187

Description	Face Amount	Value
FNMA STRIPS, Ser 2010-405, Cl 2, IO
4.000%, 10/25/40	$9,269,784	$1,699,889
FNMA STRIPS, Ser 2011-407, Cl 2, IO
4.000%, 03/25/41	13,925,779	2,546,444
FNMA, Ser 2011-146, Cl AY
3.500%, 01/25/32	5,000,000	4,978,470
FNMA, Ser 2011-4, Cl PI, IO
5.000%, 04/25/40	5,938,836	905,256
FNMA, Ser 2012-100, Cl I, IO
2.500%, 07/25/22	17,429,626	1,333,750
FNMA, Ser 2012-61, Cl KI, IO
4.000%, 12/25/41	16,326,397	3,629,918
FNMA, Ser 2012-68, Cl GY
3.000%, 07/25/32	5,000,000	4,540,080
FNMA, Ser 2013-36, Cl MH
2.500%, 12/25/36	10,000,000	9,520,550
FNMA, Ser 2013-5, Cl BD
2.000%, 03/25/40	4,635,569	4,322,914
GNMA
4.500%, 06/15/39	1,696,457	1,841,435
2.000%, 09/20/40 (A)	2,173,008	2,237,590
GNMA REMIC, Ser 2009-108, Cl WG
4.000%, 09/20/38	2,231,130	2,349,134
GNMA REMIC, Ser 2011-125, Cl BI, IO
4.000%, 12/20/30	24,633,542	2,858,713
GNMA, Ser 2010-138, Cl PI, IO
4.000%, 08/20/38	3,301,145	457,505
GNMA, Ser 2012-10, Cl LD
3.000%, 07/20/40	7,961,906	8,115,347
GNMA, Ser 2012-65, Cl AI, IO
3.500%, 03/20/36	9,577,318	1,293,044
GNMA, Ser 2013-144, Cl UB
3.500%, 10/16/28	1,775,381	1,868,111
GNMA, Ser 2013-36, Cl GD
3.000%, 03/20/43	2,000,000	1,745,858
GNMA, Ser 2013-42, Cl MI, IO
3.500%, 04/20/41	9,438,222	1,435,311
GNMA, Ser 2014-32, Cl CI, IO
4.000%, 03/20/43	10,793,846	2,111,421

		217,867,333

Commercial Mortgage-Backed Obligations — 18.6%
A10 Securitization, Ser 2012-1, Cl C
7.870%, 04/15/24 (B)	593,695	592,892
A10 Securitization, Ser 2013-2, Cl C
5.120%, 11/15/27 (B)	1,500,000	1,492,513
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-6, Cl H
5.350%, 09/10/47 (A)	2,000,000	1,729,366
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-6, Cl AJ
5.421%, 10/10/45	9,000,000	9,168,048
Banc of America Merrill Lynch Commercial Mortgage, Ser 2007-3, Cl AJ
5.659%, 06/10/49	5,000,000	5,146,735
Banc of America Merrill Lynch Commercial Mortgage, Ser 2008-1, Cl B
6.261%, 02/10/51 (A)(B)	4,549,000	4,561,646

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2014 (Unaudited)

Description	Face Amount	Value
Banc of America Merrill Lynch Commercial Mortgage, Ser 2008-1, Cl AJ
6.261%, 02/10/51 (A)	$5,000,000	$5,417,190
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW14, Cl A3
5.209%, 12/11/38	934,283	938,179
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl J
5.890%, 06/11/50 (A)(B)(C)	460,582	—
Bear Stearns Commercial Mortgage Securities, Ser 2007-T26, Cl AJ
5.566%, 01/12/45 (A)	9,150,000	9,109,777
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl AJ
5.784%, 03/15/49 (A)	5,980,000	6,224,672
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl C
5.784%, 03/15/49 (A)	1,200,000	1,001,995
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2005-CD1, Cl C
5.402%, 07/15/44 (A)	3,000,000	3,112,722
Commercial Mortgage Pass Through Certificates, Ser 2010-C1, Cl C
5.773%, 07/10/46 (A)(B)	1,750,000	1,995,655
Commercial Mortgage Trust, Ser 2005- CD1, Cl D
5.219%, 07/15/44 (A)	750,000	756,702
Commercial Mortgage Trust, Ser 2007- GG11, Cl AJ
6.261%, 12/10/49 (A)	2,000,000	2,051,190
Commercial Mortgage Trust, Ser 2012- CR2, Cl C
4.858%, 08/15/45 (A)	1,000,000	1,057,030
Commercial Mortgage Trust, Ser 2014- LC15, Cl D
5.108%, 04/10/47 (A)(B)	5,000,000	4,598,630
Credit Suisse First Boston Mortgage Securities, Ser 2001-CF2, Cl G
6.930%, 02/15/34 (B)	185,436	185,469
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl C
5.557%, 11/10/46 (A)(B)	1,000,000	1,120,502
FREMF Mortgage Trust, Ser 2011-K15, Cl B
4.932%, 08/25/44 (A)(B)	4,000,000	4,326,184
FREMF Mortgage Trust, Ser 2012-K21, Cl C
3.939%, 07/25/45 (A)(B)	4,000,000	3,786,600
FREMF Mortgage Trust, Ser 2012-K710, Cl C
3.949%, 06/25/47 (A)(B)	2,000,000	1,975,427
FREMF Mortgage Trust, Ser 2012-KF01, Cl C
4.430%, 10/25/44 (A)(B)	4,000,000	4,139,552
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl J
5.766%, 03/10/39 (A)(B)(C)	1,000,000	10,000
Hilton USA Trust, Ser 2013-HLF, Cl DFL
2.903%, 11/05/30 (A)(B)	5,000,000	5,009,415

Description	Face Amount	Value
Impact Funding, Ser 2001-AA, Cl B
6.315%, 07/25/33	$117,323	$128,750
Impact Funding, Ser 2001-AA, Cl C
6.515%, 07/25/33	293,310	314,546
Impact Funding, Ser 2001-AA, Cl D
6.975%, 07/25/33	87,994	86,894
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C3, Cl F
5.256%, 01/15/42 (A)(B)	6,174,000	5,854,471
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C3, Cl E
5.044%, 01/15/42 (A)	5,337,000	5,248,006
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl AJ
5.480%, 05/15/45 (A)	5,000,000	5,308,055
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J
5.999%, 02/15/51 (A)(B)(C)	111,787	—
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl AM
6.032%, 02/15/51 (A)	3,000,000	3,338,472
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl AM
5.464%, 01/15/49 (A)	5,000,000	5,244,355
LB-UBS Commercial Mortgage Trust, Ser 2005-C2, Cl AJ
5.205%, 04/15/30 (A)	3,750,000	3,873,937
LB-UBS Commercial Mortgage Trust, Ser 2005-C2, Cl D
5.428%, 04/15/40 (A)	10,000,000	9,726,680
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl C
5.350%, 11/15/40 (A)	1,100,000	1,140,145
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl AJ
6.138%, 07/15/40 (A)	1,000,000	1,032,847
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl D
6.164%, 07/15/40 (A)	650,000	520,000
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl AJ
6.256%, 09/15/45	2,500,000	2,629,157
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl AM
5.841%, 06/12/50 (A)	3,000,000	3,115,596
Morgan Stanley Capital I, Ser 2006-T23, Cl A3
5.808%, 08/12/41 (A)	1,430,491	1,445,158
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ
5.574%, 11/12/49 (A)	10,000,000	10,229,960
Morgan Stanley Capital I, Ser 2007-T27, Cl AJ
5.650%, 06/11/42 (A)	13,000,000	14,260,974
Morgan Stanley Capital I, Ser 2007-T27, Cl B
5.650%, 06/11/42 (A)(B)	500,000	430,099
Morgan Stanley Capital I, Ser 2011-C1, Cl C
5.252%, 09/15/47 (A)(B)	2,000,000	2,181,686

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2014 (Unaudited)

Description	Face Amount	Value
Morgan Stanley Re-REMIC Trust, Ser 2011-KEYA, Cl 1B
7.000%, 12/19/40 (A)(B)	$8,000,000	$8,093,752
New York Securitization Trust, Ser 2012-1, Cl A
6.658%, 12/27/47 (A)(B)	7,000,000	7,000,000
New York Securitization Trust, Ser 2013-1, Cl A
5.402%, 08/27/24 (A)(B)	8,000,000	8,040,000
NorthStar, Ser 2013-1A, Cl B
5.154%, 08/25/29 (A)(B)	3,000,000	2,980,313
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl C
5.535%, 05/10/45 (A)(B)	4,000,000	4,405,263
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl E
5.048%, 05/10/63 (A)(B)	3,000,000	2,810,325
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl C
4.958%, 08/10/49 (A)(B)	2,000,000	2,111,654
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.501%, 12/10/45 (A)(B)	10,384,000	9,554,536
Velocity Commercial Capital Loan Trust, Ser 2011-1
4.164%, 08/25/40 (A)(B)(D)	2,801,771	2,672,889
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl J
5.877%, 12/15/43 (A)(B)(C)	1,414,000	48,806
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl C
4.788%, 03/15/46 (A)	3,000,000	3,116,106

		206,451,523

Non-Agency Residential Mortgage-Backed Obligation — 0.0%
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8
2.458%, 02/25/37 (A)(C)	1,000,000	—

Total Mortgage-Backed Securities (Cost $425,551,194)		424,318,856

CORPORATE OBLIGATIONS — 20.8%
Consumer Discretionary — 2.8%
Advance Auto Parts
5.750%, 05/01/20	6,000,000	6,813,606
Dillard’s
7.875%, 01/01/23	544,000	614,720
7.750%, 07/15/26	1,569,000	1,710,210
HJ Heinz Finance (B)
7.125%, 08/01/39	2,000,000	2,160,000
Interpublic Group of Cos
4.200%, 04/15/24	5,500,000	5,590,310
4.000%, 03/15/22	1,095,000	1,111,380
L Brands
6.625%, 04/01/21	1,000,000	1,118,750
Lorillard Tobacco
8.125%, 06/23/19	5,000,000	6,215,675
Wynn Las Vegas
7.750%, 08/15/20	5,000,000	5,525,500

		30,860,151

Description	Face Amount	Value
Consumer Staples — 0.7%
New Albertsons
7.750%, 06/15/26	$523,000	$444,550
7.450%, 08/01/29	2,616,000	2,197,440
SUPERVALU
6.750%, 06/01/21	5,000,000	5,075,000

		7,716,990

Energy — 0.8%
Cameron International
4.000%, 12/15/23	5,000,000	5,063,310
Valero Energy
9.375%, 03/15/19	3,000,000	3,917,433

		8,980,743

Financials — 10.0%
Aflac
8.500%, 05/15/19	5,000,000	6,466,460
Associates Corp. of North America
6.950%, 11/01/18	5,000,000	5,934,390
Bank of America
5.875%, 01/05/21	5,000,000	5,797,750
Barclays Bank
7.625%, 11/21/22	2,750,000	3,122,969
BioMed Realty ‡
6.125%, 04/15/20	2,000,000	2,299,102
Farmers Exchange Capital (B)
7.050%, 07/15/28	5,000,000	6,420,200
Ford Motor Credit
5.875%, 08/02/21	4,960,000	5,749,533
Genworth Holdings
7.625%, 09/24/21	10,000,000	12,495,520
Jefferies Group
8.500%, 07/15/19	10,000,000	12,322,000
Ladder Capital Finance Holdings
7.375%, 10/01/17	9,000,000	9,731,250
Lloyds Bank
6.375%, 01/21/21	2,000,000	2,407,750
McGraw Hill Financial
5.900%, 11/15/17	5,000,000	5,552,160
Prospect Capital
5.000%, 07/15/19	2,000,000	2,039,016
SLM MTN (A)
5.500%, 01/25/23	17,000,000	16,705,543
3.729%, 12/15/20	3,525,000	3,243,247
Societe Generale (B)
5.000%, 01/17/24	7,750,000	7,827,957
UBS
7.625%, 08/17/22	2,500,000	2,970,675

		111,085,522

Government — 0.9%
Kingdom of Denmark MTN
0.875%, 03/20/17	10,000,000	9,994,280

Health Care — 0.3%
Actavis
3.250%, 10/01/22	3,000,000	2,907,873

Information Technology — 2.1%
Apple
2.400%, 05/03/23	2,000,000	1,868,672
BMC Software
7.250%, 06/01/18	12,000,000	12,540,000

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2014 (Unaudited)

Description	Face Amount	Value
Hewlett-Packard
4.650%, 12/09/21	$5,000,000	$5,391,575
Jabil Circuit
8.250%, 03/15/18	2,000,000	2,385,000
Juniper Networks
4.500%, 03/15/24	1,000,000	1,026,578

		23,211,825

Materials — 0.5%
MeadWestvaco
7.375%, 09/01/19	5,000,000	6,019,055

Telecommunication Services — 2.4%
21st Century Fox America
4.500%, 02/15/21	2,500,000	2,731,920
Crown Castle Towers (B)
6.113%, 01/15/20	2,500,000	2,893,542
NII International Telecom SCA (B)
7.875%, 08/15/19	4,030,000	2,841,150
Unison Ground Lease Funding (B)
5.780%, 03/15/20	4,000,000	3,846,268
Verizon Communications
5.150%, 09/15/23	3,000,000	3,307,008
WCP Wireless Site Funding (B)
6.829%, 11/15/15	10,000,000	10,438,760

		26,058,648

Utilities — 0.3%
Nisource Finance
4.450%, 12/01/21	3,000,000	3,193,155

Total Corporate Obligations (Cost $213,292,233)		230,028,242

U.S. TREASURY OBLIGATIONS — 16.9%
U.S. Treasury Inflationary Protection Security
1.125%, 01/15/21	5,366,350	5,736,961
U.S. Treasury Notes
1.875%, 09/30/17	50,000,000	51,324,200
1.750%, 10/31/20	7,000,000	6,836,487
1.375%, 06/30/18 to 12/31/18	63,000,000	62,721,089
1.250%, 01/31/19	41,000,000	40,311,323
0.065%, 01/31/16 (A)	20,000,000	19,992,350

Total U.S. Treasury Obligations (Cost $186,665,373)		186,922,410

ASSET-BACKED SECURITIES — 7.6%
Automotive — 4.8%
American Credit Acceptance Receivables Trust, Ser 2012-2, Cl D
5.910%, 07/15/19 (B)	5,290,000	5,399,884
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl D
5.000%, 12/16/19 (B)	10,000,000	10,133,055
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl D
4.940%, 06/15/20 (B)	4,000,000	4,035,084

Description	Face Amount	Value
American Credit Acceptance Receivables Trust, Ser 2014-1, Cl D
5.200%, 04/12/21 (B)	$1,750,000	$1,763,193
American Credit Acceptance Receivables Trust, Ser 2014-2, Cl D
4.960%, 05/10/21 (B)	1,500,000	1,494,789
Avis Budget Rental Car Funding AESOP, Ser 2010-5A, Cl C
5.940%, 03/20/17 (B)	3,000,000	3,191,166
Bush Truck Leasing, Ser 2011-AA, Cl C
5.000%, 09/25/18 (B)	837,272	833,153
CPS Auto Receivables Trust, Ser 2013-D, Cl D
5.540%, 11/15/19 (B)	1,850,000	1,887,546
CPS Auto Trust, Ser 2012-A, Cl D
8.590%, 06/17/19 (B)	693,536	709,556
CPS Auto Trust, Ser 2012-C, Cl E
7.500%, 12/16/19 (B)	1,069,320	1,098,022
CPS Auto Trust, Ser 2012-D, Cl E
7.260%, 03/16/20 (B)	465,789	479,335
DT Auto Owner Trust, Ser 2011-3A, Cl D
5.830%, 03/15/18 (B)	1,681,340	1,703,860
DT Auto Owner Trust, Ser 2012-1A, Cl D
4.940%, 07/16/18 (B)	1,000,000	1,022,424
DT Auto Owner Trust, Ser 2013-1A, Cl D
3.773%, 05/15/20 (B)	5,000,000	5,095,475
Exeter Automobile Receivables Trust, Ser 2013-1A, Cl C
3.520%, 02/15/19 (B)	2,000,000	2,011,072
Exeter Automobile Receivables Trust, Ser 2013-2A, Cl D
6.810%, 08/17/20 (B)	4,000,000	4,177,070
Flagship Credit Auto Trust, Ser 2014-1, Cl D
4.830%, 06/15/20 (B)	2,080,000	2,079,539
Hertz Fleet Lease Funding, Ser 2014-1, Cl E
2.122%, 04/10/28 (A)(B)	5,000,000	5,000,000
SNAAC Auto Receivables Trust, Ser 2012-1A, Cl D
6.210%, 12/17/18 (B)	1,000,000	1,032,788

		53,147,011

Other Asset-Backed Securities — 1.7%
321 Henderson Receivables I, Ser 2010-2A, Cl B
7.450%, 01/15/50 (B)	5,400,000	6,269,875
321 Henderson Receivables I, Ser 2012-1A, Cl B
7.140%, 02/15/67 (B)	1,000,000	1,182,870
321 Henderson Receivables I, Ser 2012-2A, Cl B
6.770%, 10/17/61 (B)	1,500,000	1,665,607
Sierra Receivables Funding, Ser 2010-2A, Cl B
5.310%, 11/20/25 (B)	609,939	613,477
Sierra Receivables Funding, Ser 2011-1A, Cl C
6.190%, 04/20/26 (B)	1,783,982	1,844,294
Sierra Receivables Funding, Ser 2011-2A, Cl C
8.350%, 05/20/28 (B)	1,128,249	1,191,339

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2014 (Unaudited)

Description	Face Amount	Value
Sierra Receivables Funding, Ser 2011-3A, Cl C
9.310%, 07/20/28 (B)	$1,037,705	$1,115,551
Silverleaf Finance, Ser 2010-A, Cl C
10.000%, 07/15/22 (B)	579,715	608,030
Silverleaf Finance, Ser 2010-B, Cl B
8.475%, 05/16/22 (B)	957,901	995,612
Trip Rail Master Funding, Ser 2011-1A, Cl A2
6.024%, 07/15/41 (B)	3,000,000	3,432,126
Westgate Resorts, Ser 2012-2A, Cl C
9.000%, 01/20/25 (B)	482,033	497,849

		19,416,630

Student Loan — 1.1%
Brazos Student Finance, Ser 2009-1, Cl B
2.733%, 12/27/39 (A)	2,500,000	2,325,960
National Collegiate Student Loan Trust, Ser 2005-1, Cl A4
0.392%, 11/27/28 (A)	4,690,529	4,572,797
SLM Student Loan Trust, Ser 2012-7, Cl B
1.958%, 09/25/43 (A)	5,000,000	4,998,385

		11,897,142

Total Asset-Backed Securities (Cost $80,784,035)		84,460,783

COLLATERALIZED LOAN OBLIGATIONS — 7.1%
AMMC CLO X, Ser 2012-10A, Cl D
4.769%, 04/11/22 (A)(B)	4,000,000	3,985,748
Avery Point CLO, Ser 2014-1A, Cl B1
2.329%, 04/25/26	7,500,000	7,500,000
Babson CLO, Ser 2012-1A, Cl C
4.268%, 04/15/22 (A)(B)	3,000,000	3,000,234
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl C
3.543%, 01/20/26 (A)(B)	2,000,000	1,860,996
Benefit Street Partners CLO, Ser 2012-IA, Cl C
4.727%, 10/15/23 (A)(B)	4,000,000	4,008,084
Carlyle Global Market Strategies CLO, Ser 2013-1A, Cl D
5.736%, 02/14/25 (A)(B)	4,000,000	3,916,196
Emerson Park CLO, Ser 2013-1A, Cl D
3.989%, 07/15/25	2,500,000	2,467,687
Galaxy XIV CLO, Ser 2012-14A, Cl C1
3.364%, 11/15/24 (A)(B)	2,000,000	2,000,476
Galaxy XIV CLO, Ser 2012-14A, Cl D
4.640%, 11/15/24 (A)(B)	3,000,000	3,003,309
Golub Capital Partners CLO, Ser 2014- 19A, Cl C
3.728%, 04/26/26 (A)(B)	10,000,000	9,518,500
Gramercy Park CLO, Ser 2012-1A, Cl C
4.760%, 07/17/23 (A)(B)	4,000,000	4,003,400
KKR CLO, Ser 2012-1A, Cl C
4.743%, 12/15/24 (A)(B)	5,750,000	5,753,197
Newstar Trust, Ser 2012-2A, Cl C
4.490%, 01/20/23 (A)(B)	3,000,000	3,002,442

Description	Face Amount	Value
Oak Hill Credit Partners VI, Ser 2012-6A, Cl D
4.736%, 05/15/23 (A)(B)	$2,500,000	$2,503,825
Oak Hill Credit Partners VII, Ser 2012-7A, Cl D
4.237%, 11/20/23 (A)(B)	3,000,000	3,000,189
Pinnacle Park CLO, Ser 2014-1A, Cl C
3.330%, 04/15/26 (A)(B)	5,000,000	5,000,000
Race Point CLO, Ser 2012-6A, Cl D
4.738%, 05/24/23 (A)(B)	2,000,000	2,000,192
Symphony CLO VII, Ser 2011-7A, Cl D
3.435%, 07/28/21 (A)(B)	5,000,000	4,943,210
Symphony CLO VII, Ser 2011-7A, Cl E
3.835%, 07/28/21 (A)(B)	4,000,000	3,887,108
Symphony CLO XI, Ser 2013-11A, Cl E
5.488%, 01/17/25 (A)(B)	3,000,000	2,892,237

Total Collateralized Loan Obligations (Cost $74,923,169)		78,247,030

MUNICIPAL BONDS — 6.9%
Allentown Neighborhood Improvement Zone Development Authority, Ser B, RB
5.220%, 05/01/20	2,425,000	2,456,768
California State, Build America Bonds, GO
Callable 03/01/20 @ 100
7.950%, 03/01/36	3,000,000	3,608,550
Dallas-Fort Worth, International Airport Facilities Improvement, Ser 2001-B-1, RB
7.000%, 01/01/16	5,000,000	5,230,050
Government Development Bank for Puerto Rico, Ser Senior A, RB
4.375%, 02/01/19	5,400,000	3,861,000
Government Development Bank for Puerto Rico, Ser Senior B, RB
3.670%, 05/01/14	680,000	680,000
Government Development Bank for Puerto Rico, Ser Senior B, RB
4.704%, 05/01/16	10,650,000	9,105,857
Hidalgo County, Build America Bonds, GO
Callable 08/15/19 @ 100
6.006%, 08/15/29	500,000	562,580
Illinois State, Build America Bonds, GO
7.350%, 07/01/35	3,000,000	3,583,860
Maricopa County, Unified School District No. 69, School Improvement Project, GO
Callable 07/01/21 @ 100
6.000%, 07/01/26	1,000,000	1,122,000
Mission Economic Development, RB
Callable 12/01/20 @ 300
10.875%, 12/01/28	3,315,000	3,347,951
9.750%, 12/01/25	3,045,000	3,087,386
8.550%, 12/01/21	2,640,000	2,685,276
North Texas, Tollway Authority, Build America Bonds, RB
Callable 02/01/20 @ 100
8.910%, 02/01/30	12,000,000	14,067,720

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2014 (Unaudited)

Description	Face Amount/ Shares	Value
Pasadena, Independent School District, GO, PSF-GTD
Callable 02/15/22 @ 100
4.089%, 02/15/30	$3,000,000	$3,061,860
Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, RB
Callable 05/15/20 @ 100
8.000%, 05/15/29	5,000,000	5,216,150
San Antonio, Airport System, Ser B, RB, AGM
4.861%, 07/01/18	2,000,000	2,170,640
San Juan, Higher Education Finance Authority, RB
Callable 08/15/20 @ 100
8.250%, 08/15/29	4,400,000	4,529,976
Texas State, Public Finance Authority Charter School, Charter Education New Frontiers, Ser Q, RB
Callable 08/15/20 @ 100
8.750%, 08/15/27	1,700,000	1,874,692
Texas State, Public Finance Authority Charter School, RB
8.125%, 02/15/27	1,900,000	2,089,164
University of Texas, Build America Bonds, Ser D, RB
5.134%, 08/15/42	3,000,000	3,438,150

Total Municipal Bonds (Cost $73,814,136)		75,779,630

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.5%
HUD
6.980%, 08/01/14	20,000	20,144
Tennessee Valley Authority
3.875%, 02/15/21	5,000,000	5,440,935

Total U.S. Government Agency Obligations (Cost $4,988,272)		5,461,079

CASH EQUIVALENT* — 0.8%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $9,160,255)	9,160,255	9,160,255

Total Investments — 98.9% (Cost $1,069,178,667)†		$1,094,378,285

Percentages are based on Net Assets of $1,107,078,927.
*	Rate shown is the 7-day effective yield as of April 30, 2014.
‡	Real Estate Investment Trust
(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of April 30, 2014.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Security in default on interest payments.
(D)	Security is fair valued using methods determined in good faith by the fair value committee of the Board of Trustees. The total value of such securities as of April 30, 2014 was $2,672,889 and represented 0.2% of Net Assets.

AGM – Assured Guarantee Municipal

AESOP – Auto Employee Stock Ownership Plan

Cl – Class

CLO – Collateralized Loan Obligation

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

GO – General Obligation

HUD – Department of Housing and Urban Development

IO – Interest Only - face amount represents notional amount

MTN – Medium Term Note

PSF-GTD – Texas Public School Fund Guarantee

RB – Revenue Bond

REMIC – Real Estate Mortgage Investment Conduit

Ser – Series

STRIPS – Separately Traded Registered Interest and Principal Securities

†	At April 30, 2014, the tax basis cost of the Fund’s investments was $1,069,178,667, and the unrealized appreciation and depreciation were $48,633,971 and $(23,434,353), respectively.

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage- Backed Securities	$—	$421,645,967	$2,672,889	$424,318,856
Corporate Obligations	—	230,028,242	—	230,028,242
U.S. Treasury Obligations	186,922,410	—	—	186,922,410
Asset-Backed Securities	—	84,460,783	—	84,460,783
Collateralized Loan Obligations	—	78,247,030	—	78,247,030
Municipal Bonds	—	75,779,630	—	75,779,630
U.S. Government Agency Obligations	—	5,461,079	—	5,461,079
Cash Equivalent	9,160,255	—	—	9,160,255

Total Investments in Securities	$196,082,665	$895,622,731	$2,672,889	$1,094,378,285

During the period ended April 30, 2014, there have been no transfers between
Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2014 (Unaudited)

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1300

THE ADVISORS’ INNER CIRCLE FUND II	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2014 (Unaudited)

Description	Face Amount	Value
CORPORATE OBLIGATIONS — 52.2%
Consumer Discretionary — 6.6%
DR Horton
3.750%, 03/01/19	$500,000	$498,750
L Brands
6.625%, 04/01/21	550,000	615,312
Neiman Marcus Group
7.125%, 06/01/28	1,638,000	1,654,380
Rialto Holdings (A)
7.000%, 12/01/18	1,000,000	1,042,500
Serta Simmons Holdings (A)
8.125%, 10/01/20	280,000	307,300
Sirius XM Radio (A)
4.625%, 05/15/23	1,000,000	925,000
Standard Pacific
8.375%, 05/15/18	250,000	295,000
Wynn Las Vegas
7.750%, 08/15/20	250,000	276,275

		5,614,517

Consumer Staples — 2.5%
American Achievement (A)
10.875%, 04/15/16	500,000	521,875
Chiquita Brands International
7.875%, 02/01/21	976,000	1,088,240
Del Monte
7.625%, 02/15/19	518,000	540,015

		2,150,130

Energy — 4.6%
Cimarex Energy
5.875%, 05/01/22	1,000,000	1,087,500
Oil States International (A)
5.125%, 01/15/23	750,000	840,000
PHI (A)
5.250%, 03/15/19	1,000,000	1,015,000
Tesoro
5.125%, 04/01/24	1,000,000	995,000

		3,937,500

Financials — 18.8%
Barclays Bank
7.625%, 11/21/22	2,500,000	2,839,062
Credit Acceptance (A)
6.125%, 02/15/21	1,100,000	1,144,000
Credit Agricole (A)(B)
8.125%, 09/19/33	1,000,000	1,152,500
First Cash Financial Services (A)
6.750%, 04/01/21	1,000,000	1,036,250
GTP Acquisition Partners I (A)
7.628%, 06/15/16	2,750,000	2,928,698
4.704%, 05/15/18	1,000,000	1,015,490
Guanay Finance (A)
6.000%, 12/15/20	500,000	528,130
iStar Financial ‡
5.850%, 03/15/17	500,000	535,000
4.875%, 07/01/18	500,000	515,000
Jefferies Finance (A)
7.375%, 04/01/20	1,000,000	1,047,500
Prospect Capital
5.000%, 07/15/19	2,000,000	2,039,016

Description	Face Amount	Value
UBS
7.625%, 08/17/22	$1,000,000	$1,188,270

		15,968,916

Health Care — 3.7%
Biomet
6.500%, 10/01/20	1,000,000	1,090,000
Fresenius Medical Care US Finance II (A)
5.875%, 01/31/22	1,000,000	1,065,000
HCA
5.000%, 03/15/24	1,000,000	992,500

		3,147,500

Industrials — 7.9%
BlueLine Rental Finance (A)
7.000%, 02/01/19	100,000	107,000
Meritor
6.750%, 06/15/21	1,000,000	1,057,500
Oshkosh (A)
5.375%, 03/01/22	100,000	102,250
Zachry Holdings (A)
7.500%, 02/01/20	5,000,000	5,412,500

		6,679,250

Information Technology — 1.6%
Amkor Technology
6.375%, 10/01/22	1,000,000	1,052,500
BMC Software
7.250%, 06/01/18	250,000	261,250

		1,313,750

Telecommunication Services — 6.5%
Level 3 Financing (A)(B)
8.125%, 07/01/19	518,000	566,563
3.846%, 01/15/18	250,000	253,750
NII International Telecom SCA (A)
7.875%, 08/15/19	500,000	352,500
Sprint (A)
7.250%, 09/15/21	250,000	272,500
T-Mobile USA
6.125%, 01/15/22	1,000,000	1,051,250
Unison Ground Lease Funding (A)
5.780%, 03/15/20	1,000,000	961,567
WCP ISSUER (A)
6.657%, 08/15/20	2,000,000	2,082,480

		5,540,610

Total Corporate Obligations (Cost $43,278,141)		44,352,173

COLLATERALIZED LOAN OBLIGATIONS — 20.0%
AMMC CLO XII, Ser 2013-12A, Cl E
5.237%, 05/10/25 (A)(B)	1,000,000	935,477
Babson CLO, Ser 2005-3A, Cl E
4.737%, 11/10/19 (B)	1,676,675	1,676,440
Benefit Street Partners CLO, Ser 2013-IIIA, Cl D
4.738%, 01/20/26	2,000,000	1,779,770
Carlyle Global Market Strategies CLO, Ser 2013-1A, Cl D
5.736%, 02/14/25 (A)(B)	1,500,000	1,468,574
Galaxy XIV CLO, Ser 2012-14A, Cl E
5.636%, 11/15/24 (A)(B)	1,000,000	965,007

THE ADVISORS’ INNER CIRCLE FUND II	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2014 (Unaudited)

Description	Face Amount	Value
ING Investment Management CLO, Ser 2013-3A, Cl D
4.736%, 01/18/26 (A)(B)	$2,000,000	$1,798,338
JFIN CLO, Ser 2013-1A, Cl D
4.992%, 01/20/25 (A)(B)	1,000,000	916,109
Keuka Park CLO, Ser 2013-1A, Cl E
4.728%, 10/21/24 (A)(B)	2,000,000	1,822,592
KKR CLO, Ser 2012-1A, Cl C
4.743%, 12/15/24 (A)(B)	250,000	250,139
MCF CLO I, Ser 2013-1A, Cl E
5.978%, 04/20/23 (A)(B)	1,500,000	1,439,022
Newstar Trust, Ser 2012-2A, Cl C
4.487%, 01/20/23 (A)(B)	200,000	200,163
OZLM Funding CLO, Ser 2013-4A, Cl D
4.920%, 07/22/25 (A)(B)	1,000,000	912,895
Sudbury Mill CLO, Ser 2013-1A, Cl E
4.989%, 01/17/26 (A)(B)	2,000,000	1,831,600
Symphony CLO XI, Ser 2013-11A, Cl E
5.476%, 01/17/25 (A)(B)	1,000,000	964,079

Total Collateralized Loan Obligations (Cost $16,771,862)		16,960,205

ASSET-BACKED SECURITIES — 14.9%
Automotive — 12.1%
American Credit Acceptance Receivables Trust, Ser 2014-1, Cl D
5.200%, 04/12/21 (A)	1,750,000	1,763,193
American Credit Acceptance Receivables Trust, Ser 2014-2, Cl D
4.960%, 05/10/21 (A)	1,500,000	1,494,789
CPS Auto Receivables Trust, Ser 2013-B, Cl E
6.410%, 09/15/20 (A)	820,000	847,258
CPS Auto Trust, Ser 2012-D, Cl E
7.260%, 03/16/20 (A)	211,722	217,880
Flagship Credit Auto Trust, Ser 2014-1, Cl E
5.710%, 08/16/21 (A)	1,750,000	1,749,589
Golub Capital Partners CLO, Ser 2014-19A, Cl D
4.978%, 04/26/26 (A)(B)	3,000,000	2,729,370
SNAAC Auto Receivables Trust, Ser 2014-1A, Cl E
4.580%, 04/15/21	1,500,000	1,499,994

		10,302,073

Student Loan — 2.8%
Brazos Student Finance, Ser 2009-1, Cl B
2.733%, 12/27/39 (B)	2,500,000	2,325,960

Total Asset-Backed Securities (Cost $12,593,219)		12,628,033

MORTGAGE-BACKED SECURITIES — 10.1%
Commercial Mortgage-Backed Obligations — 10.1%
A10 Securitization, Ser 2013-1, Cl C
4.700%, 11/15/25 (A)	813,000	808,168

Description	Face Amount/ Shares	Value
A10 Securitization, Ser 2013-1, Cl D
6.410%, 11/15/25 (A)	$340,000	$338,041
A10 Securitization, Ser 2013-2, Cl D
6.230%, 11/15/27 (A)	490,000	490,189
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-2, Cl H
5.516%, 07/10/43 (A)(B)	1,238,000	1,256,922
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-6, Cl AJ
5.421%, 10/10/45	500,000	509,336
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl AJ
5.784%, 03/15/49 (B)	250,000	260,229
Commercial Mortgage Trust, Ser 2005-CD1, Cl D
5.219%, 07/15/44 (B)	250,000	252,234
FREMF Mortgage Trust, Ser 2012-K22, Cl C
3.812%, 08/25/45 (A)(B)	1,000,000	926,751
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl E
6.776%, 04/15/35 (A)(B)	1,000,000	1,005,601
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C3, Cl F
5.256%, 01/15/42 (A)(B)	750,000	711,184
New York Securitization Trust, Ser 2013-1, Cl A
5.402%, 08/27/24 (A)(B)	2,000,000	2,010,000

Total Mortgage-Backed Securities (Cost $8,540,792)		8,568,655

MUNICIPAL BONDS — 1.8%
California School Finance Authority, RB
7.000%, 08/01/17	335,000	334,240
North Texas, Tollway Authority, Build America Bonds, RB
Callable 02/01/20 @ 100
8.910%, 02/01/30	1,000,000	1,172,310

Total Municipal Bonds (Cost $1,475,810)		1,506,550

CASH EQUIVALENT* — 2.9%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $2,452,753)	2,452,753	2,452,753

Total Investments — 101.9% (Cost $85,112,577)†		$86,468,369

Percentages are based on Net Assets of $84,880,269.

THE ADVISORS’ INNER CIRCLE FUND II	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2014 (Unaudited)

*	Rate shown is the 7-day effective yield as of April 30, 2014.
‡	Real Estate Investment Trust
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of April 30, 2014.

Cl – Class

CLO – Collateralized Loan Obligation

RB – Revenue Bond

Ser – Series

†	At April 30, 2014, the tax basis cost of the Fund’s investments was $85,112,577, and the unrealized appreciation and depreciation were $1,686,611 and $(330,819), respectively.

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$44,352,173	$—	$44,352,173
Collateralized Loan Obligations	—	16,960,205	—	16,960,205
Asset-Backed Securities	—	12,628,033	—	12,628,033
Mortgage-Backed Securities	—	8,568,655	—	8,568,655
Municipal Bonds	—	1,506,550	—	1,506,550
Cash Equivalent	2,452,753	—	—	2,452,753

Total Investments in Securities	$2,452,753	$84,015,616	$—	$86,468,369

During the period ended April 30, 2014, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1300

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2014 (Unaudited)

Description	Face Amount	Value
ASSET-BACKED SECURITIES — 32.1%
Automotive — 13.5%
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl C
2.780%, 09/17/18 (A)	$2,000,000	$2,027,446
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl B
2.150%, 02/15/19 (A)	750,000	750,960
Avis Budget Rental Car Funding AESOP, Ser 2011-5A, Cl A
3.270%, 02/20/18 (A)	3,500,000	3,670,979
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl D
3.360%, 02/20/19	1,500,000	1,558,654
Chesapeake Funding, Ser 2012-1A, Cl C
2.156%, 11/07/23 (A)(B)	3,000,000	3,015,320
Chesapeake Funding, Ser 2012-2A, Cl D
2.006%, 05/07/24 (A)(B)	2,000,000	1,997,888
Chesapeake Funding, Ser 2013-1A, Cl D
1.993%, 01/07/25	3,000,000	2,992,274
Chesapeake Funding, Ser 2013-1A, Cl C
1.593%, 01/07/25	2,000,000	1,994,902
Chesapeake Funding, Ser 2014-1A, Cl D
1.703%, 03/07/26 (A)(B)	2,000,000	2,000,124
CPS Auto Receivables Trust, Ser 2011-A, Cl A
2.820%, 04/16/18 (A)	583,790	590,429
CPS Auto Receivables Trust, Ser 2011-B, Cl A
3.680%, 09/17/18 (A)	592,160	606,217
DT Auto Owner Trust, Ser 2011-2A, Cl D
4.360%, 12/15/16 (A)	1,366,271	1,368,439
Exeter Automobile Receivables Trust, Ser 2013-2A, Cl A
1.490%, 11/15/17	1,352,025	1,356,621
Rental Car Finance, Ser 2011-1A, Cl B1
4.380%, 02/25/16 (A)	3,000,000	3,062,229
SMART Trust, Ser 2012-4US, Cl A4B
0.856%, 08/14/18 (B)	1,000,000	1,005,087
Tidewater Auto Receivables Trust, Ser 2012-AA, Cl A3
1.990%, 04/15/19 (A)	2,305,044	2,309,607

		30,307,176

Credit Cards — 4.7%
American Express Credit Account Master Trust, Ser 2013-1, Cl B
0.891%, 02/16/21	2,500,000	2,500,313
Capital One Multi-Asset Execution Trust, Ser 2005-A9, Cl A
0.245%, 08/15/18 (B)	2,500,000	2,496,765
Capital One Multi-Asset Execution Trust, Ser 2014-A1, Cl A
0.427%, 11/15/19 (B)	1,500,000	1,500,144
Golden Credit Card Trust, Ser 2014-2A, Cl A
0.685%, 03/15/21 (A)(B)	3,000,000	3,000,000
World Financial Network Credit Card Master Trust, Ser 2010-A, Cl B
6.750%, 04/15/19	1,000,000	1,058,795

		10,556,017

Description	Face Amount	Value
Other Asset-Backed Securities — 8.2%
Access Group, Ser 2002-A, Cl A2
0.170%, 09/25/37 (B)	$2,650,000	$2,570,654
Global SC Finance II SRL, Ser 2012-1A, Cl A
4.110%, 07/19/27 (A)	2,949,375	2,970,097
Impact Funding, Ser 2001-A
5.933%, 07/25/33	827,382	899,116
ING Investment Management, Ser 2013-3A, Cl A2
2.036%, 01/18/26 (A)(B)	5,000,000	4,907,815
Navistar Financial Dealer Note Master Trust, Ser 2013-1, Cl D
2.404%, 01/25/18 (A)(B)	3,000,000	2,995,530
Sierra Timeshare Receivables Funding, Ser 2012-1A, Cl B
3.580%, 11/20/28 (A)	328,710	333,944
TAL Advantage V, Ser 2013-1A, Cl B
3.960%, 02/22/38 (A)	2,208,333	2,224,408
Textainer Marine Containers, Ser 2011-1A, Cl A
4.700%, 06/15/26 (A)	1,433,333	1,435,125

		18,336,689

Student Loan — 5.7%
Nelnet Student Loan Trust, Ser 2012-6A, Cl B
1.654%, 08/26/52 (A)(B)	3,000,000	2,744,898
Nelnet Student Loan Trust, Ser 2013-3A, Cl B
1.698%, 07/25/47 (A)(B)	4,000,000	3,714,829
SLM Private Education Loan Trust, Ser 2012-A, Cl A1
1.552%, 08/15/25 (A)(B)	1,401,135	1,418,900
SLM Private Education Loan Trust, Ser 2013-R1, Cl A
1.654%, 03/25/33 (A)(B)	2,948,129	2,917,556
SLM Student Loan Trust, Ser 2013-2, Cl B
1.654%, 06/25/43 (B)	2,000,000	1,950,952

		12,747,135

Total Asset-Backed Securities (Cost $70,743,913)		71,947,017

U.S. TREASURY OBLIGATIONS — 22.4%
U.S. Treasury Notes
2.000%, 04/30/16	4,000,000	4,125,312
0.875%, 01/31/17	4,000,000	4,011,564
0.750%, 03/15/17 to 03/31/18	31,000,000	30,537,579
0.625%, 04/30/18	10,000,000	9,725,879
0.500%, 07/31/17	2,000,000	1,967,500

Total U.S. Treasury Obligations (Cost $50,965,643)		50,367,834

MORTGAGE-BACKED SECURITIES — 21.0%
Agency Mortgage-Backed Obligations — 15.8%
FHLB
2.733%, 12/13/28 (B)	3,000,000	3,003,063
FHLMC
1.997%, 02/01/37 (B)	2,156,511	2,296,886

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2014 (Unaudited)

Description	Face Amount	Value
FHLMC REMIC, Ser 2010-3747, Cl UF
0.635%, 10/15/40 (B)	$6,037,598	$6,043,514
FNMA REMIC, Ser 2011-84, Cl F
0.504%, 01/25/40 (B)	6,588,968	6,592,157
GNMA REMIC, Ser 2009-108, Cl WG
4.000%, 09/20/38	3,034,337	3,194,823
GNMA REMIC, Ser 2011-125, Cl BG
2.250%, 12/20/30	2,689,608	2,670,544
GNMA, Ser 2009-70, Cl PD
5.000%, 05/20/38	4,232,262	4,446,956
GNMA, Ser 2010-80, Cl F
0.557%, 04/20/40 (B)	1,373,862	1,377,187
GNMA, Ser 2011-50, Cl DK
2.500%, 02/20/40	5,708,351	5,864,178

		35,489,308

Commercial Mortgage-Backed Obligations — 4.2%
Commercial Mortgage Trust, Ser 2007-FL14, Cl AJ
0.335%, 06/15/22 (A)(B)	1,128,116	1,118,630
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFL
0.401%, 04/15/37 (B)	5,500,000	5,263,236
FREMF Mortgage Trust, Ser 2013-KF02, Cl B
3.200%, 12/25/45 (A)	1,902,453	1,941,813
GE Business Loan Trust, Ser 2003-1, Cl A
0.585%, 04/15/31 (A)(B)	1,086,509	1,054,117

		9,377,796

Non-Agency Mortgage-Backed Obligation — 1.0%
Holmes Master Issuer, Ser 2012-1A, Cl A2
1.889%, 10/15/54 (A)(B)	2,162,047	2,186,707

Total Mortgage-Backed Securities (Cost $46,615,087)		47,053,811

CORPORATE OBLIGATIONS — 10.2%
Consumer Staples — 1.5%
Clorox
5.950%, 10/15/17	3,000,000	3,435,228

Energy — 1.5%
BP AMI Leasing (A)
5.523%, 05/08/19	3,000,000	3,404,673

Financials — 5.7%
American Tower ‡
3.400%, 02/15/19	1,000,000	1,031,123
Bank of America MTN (B)
3.502%, 01/14/21	1,000,000	1,023,890
HSBC Finance (B)
0.669%, 06/01/16	3,000,000	2,998,905
International Lease Finance (B)
2.183%, 06/15/16	2,500,000	2,525,000
JPMorgan Chase MTN (B)
2.579%, 08/17/22	1,250,000	1,216,625
Kayne Anderson MLP Investment (B)
1.485%, 08/19/16	3,000,000	3,006,768

Description	Face Amount/ Shares	Value
Morgan Stanley MTN (B)
3.502%, 12/15/19	$1,000,000	$1,015,000

		12,817,311

Information Technology — 1.5%
Apple (B)
0.488%, 05/03/18	3,250,000	3,251,287

Total Corporate Obligations (Cost $21,976,331)		22,908,499

COLLATERALIZED LOAN OBLIGATIONS — 6.6%
Newstar Trust, Ser 2012-2A, Cl A
2.128%, 01/20/23 (A)(B)	5,000,000	4,960,900
OZLM Funding, Ser 2013-4A, Cl A2
1.987%, 07/22/25	5,000,000	4,912,770
Sudbury Mill CLO, Ser 2013-1A, Cl A1
1.639%, 01/17/26 (A)(B)	5,000,000	4,988,065

Total Collateralized Loan Obligations (Cost $15,000,000)		14,861,735

U.S. GOVERNMENT AGENCY OBLIGATION — 5.3%
FHLB
0.500%, 03/20/15 (C) (Cost $12,000,000)	12,000,000	11,837,748

MUNICIPAL BONDS — 1.5%
Illinois State, Build America Bonds, GO
5.090%, 04/01/17	2,300,000	2,491,130
South Texas, Higher Education Authority, RB, Ser 2012-1, Cl A1 (B)
0.747%, 10/01/20	998,052	997,882

Total Municipal Bonds (Cost $3,437,504)		3,489,012

CASH EQUIVALENT* — 0.6%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $1,331,857)	1,331,857	1,331,857

Total Investments — 99.7% (Cost $222,070,335)†		$223,797,513

Percentages are based on Net Assets of $224,412,393.

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2014 (Unaudited)

*	Rate shown is the 7-day effective yield as of April 30, 2014.
‡	Real Estate Investment Trust
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of April 30, 2014.
(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on April 30, 2014. The coupon on a step bond changes on a specified date.

AESOP – Auto Employee Stock Ownership Plan

Cl – Class

CLO – Collateralized Loan Obligation

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

GO – General Obligation

MLP – Master Limited Partnership

MTN – Medium Term Note

RB – Revenue Bond

REMIC – Real Estate Mortgage Investment Conduit

Ser – Series

†	At April 30, 2014, the tax basis cost of the Fund’s investments was $222,070,335, and the unrealized appreciation and depreciation were $2,820,185 and $(1,093,007), respectively.

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$71,947,017	$—	$71,947,017
U.S. Treasury Obligations	50,367,834	—	—	50,367,834
Mortgage-Backed Securities	—	47,053,811	—	47,053,811
Corporate Obligations	—	22,908,499	—	22,908,499
Collateralized Loan Obligations	—	14,861,735	—	14,861,735
U.S. Government Agency Obligation	—	11,837,748	—	11,837,748
Municipal Bonds	—	3,489,012	—	3,489,012
Cash Equivalent	1,331,857	—	—	1,331,857

Total Investments in Securities	$51,699,691	$172,097,822	$—	$223,797,513

During the period ended April 30, 2014, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1300

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2014 (Unaudited)

Description	Face Amount	Value
MUNICIPAL BONDS — 98.3%
Alaska — 0.5%
Anchorage, Ser D, GO, NATL-RE
Callable 06/01/15 @ 100
5.000%, 06/01/18	$1,000,000	$1,048,500

Arizona — 1.2%
Maricopa County, Unified School District No. 41 Gilbert, GO
4.000%, 07/01/19	1,000,000	1,105,760
Pima County, Street and Highway Revenue, RB
3.000%, 07/01/19	1,190,000	1,267,862

		2,373,622

Arkansas — 0.2%
University of Arkansas, RB
3.000%, 11/01/18	300,000	319,464

California — 1.9%
California School Finance Authority
Callable 02/01/24 @ 100
5.350%, 08/01/24	600,000	613,200
California State, GO
5.000%, 04/01/18	2,000,000	2,301,500
Golden State Tobacco Securitization, Ser A, RB
4.000%, 06/01/21	1,000,000	1,095,310

		4,010,010

Colorado — 2.1%
Adams County, School District No. 14, GO, AGM (A)
Pre-Refunded @ 100
5.125%, 12/01/31	1,000,000	1,117,780
Boulder Valley, School District No. Re-2 Boulder, Ser B, GO
4.000%, 12/01/18	2,000,000	2,228,580
Highlands Ranch, Metropolitan District No. 2, GO, NATL-RE
Callable 06/15/15 @ 100
4.100%, 06/15/18	1,000,000	1,033,600

		4,379,960

District of Columbia — 1.5%
District of Columbia, RB
4.000%, 10/01/20	305,000	299,748
4.000%, 10/01/22	895,000	850,680
District of Columbia, Ser A, GO, AGM-CR FGIC
Callable 06/01/17 @ 100
4.750%, 06/01/31	1,750,000	1,837,097

		2,987,525

Florida — 2.6%
Florida State, Department of Education, Ser A, RB
Callable 07/01/20 @ 101
4.375%, 07/01/30	2,000,000	2,107,260
Florida State, Housing Finance, Homeowner Mortgage Special Program, Ser A, RB, GNMA, FNMA, FHLMC
Callable 01/01/20 @ 100
5.000%, 07/01/28	1,310,000	1,358,365

Description	Face Amount	Value
Orlando, Capital Improvement Project, Ser A, RB
3.000%, 04/01/18	$1,750,000	$1,867,057

		5,332,682

Georgia — 1.0%
De Kalb County, Special Transportation, Parks & Greenspace Project, GO
Callable 12/01/15 @ 100
5.000%, 12/01/18	1,000,000	1,066,130
Georgia State, Ser D, GO
Callable 06/02/14 @ 100
4.000%, 12/01/14	1,000,000	1,002,830

		2,068,960

Illinois — 5.8%
Chicago, Ser A, GO
5.000%, 01/01/22	1,000,000	1,126,380
4.000%, 01/01/20	900,000	964,863
Chicago, O’Hare International Airport, Ser B, RB
Callable 01/01/21 @ 100
5.500%, 01/01/31	1,000,000	1,093,550
Illinois State, GO
5.000%, 07/01/19	500,000	572,590
Illinois State, GO, AGM-CR FGIC
Callable 10/01/17 @ 100
5.000%, 04/01/19	1,000,000	1,091,710
Illinois State, GO, AMBAC
Callable 04/01/15 @ 100
5.000%, 04/01/16	1,495,000	1,557,655
Illinois State, Ser A, GO
3.000%, 01/01/18	2,000,000	2,109,220
Lake County, Community Unit School District No. 116-Round Lake, School Building Project, GO, XLCA
Callable 01/15/15 @ 100
5.250%, 01/15/24	1,000,000	1,015,230
Railsplitter Tobacco Settlement Authority, RB
5.250%, 06/01/20	2,130,000	2,501,323

		12,032,521

Indiana — 0.7%
Franklin Township, School Building, RB, AMBAC
Callable 01/15/17 @ 100
5.000%, 01/15/29	1,300,000	1,353,404

Iowa — 4.1%
Cedar Rapids, Ser A, GO
Callable 06/01/15 @ 100
4.000%, 06/01/19	1,200,000	1,239,864
Coralville, Ser C, TA
5.000%, 06/01/15	920,000	919,393
Coralville, Ser D, COP
5.250%, 06/01/16	500,000	507,720
Coralville, Ser D , COP
Callable 06/01/16 @ 100
5.250%, 06/01/17	250,000	250,767
Coralville, Urban Renewal Project, Ser D-1, RB
3.000%, 06/01/14	1,200,000	1,197,852

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2014 (Unaudited)

Description	Face Amount	Value
Coralville, Urban Renewal Tax Increment, Ser C, TA
Callable 06/01/17 @ 100
5.000%, 06/01/18	$1,125,000	$1,114,144
Hardin County, GO
2.500%, 06/01/17	680,000	697,449
2.500%, 06/01/18	785,000	804,923
2.500%, 06/01/19	925,000	940,022
Iowa State, University of Science & Technology, Science and Athletic Facilities Project, Ser I, RB
2.000%, 07/01/17	780,000	803,923

		8,476,057

Kentucky — 0.5%
Fayette County, School District Finance, Ser B, RB
2.000%, 07/01/16	1,080,000	1,113,512

Louisiana — 0.5%
St. Tammany, Parishwide School District No. 12, GO, NATL-RE (A)
Pre-Refunded @ 100
4.000%, 03/01/16	1,000,000	1,031,370

Maryland — 1.3%
Anne Arundel County, Water & Sewer Authority, Consolidated Water & Sewer Project, GO
Callable 04/01/18 @ 100
4.700%, 04/01/36	1,000,000	1,068,660
Maryland State, Economic Development, RB
3.000%, 07/01/15	250,000	251,155
3.000%, 07/01/16	250,000	250,930
Maryland State, State Local Facilities, Ser A, GO
Callable 03/01/17 @ 100
4.000%, 03/01/23	1,000,000	1,054,030

		2,624,775

Massachusetts — 1.5%
Fall River, GO
2.000%, 03/01/17	2,000,000	2,042,020
Massachusetts State, Consolidated Loan, Ser A, GO (A)
Pre-Refunded @ 100
5.000%, 08/01/14	1,000,000	1,011,580

		3,053,600

Michigan — 0.5%
Taylor, Tax Increment Finance Authority, Ser A, TA, AGM
3.000%, 05/01/19	1,025,000	1,064,524

Minnesota — 0.6%
Minnesota State, Housing Finance Agency, Ser A, RB, GNMA
Callable 07/01/22 @ 100
2.600%, 09/01/42	1,341,586	1,289,667

Description	Face Amount	Value
Mississippi — 1.3%
Mississippi State, Development Bank, Rankin County Public Improvement Project, RB, AMBAC
3.500%, 07/01/14	$1,150,000	$1,155,359
Mississippi State, Ser S, COP
Callable 10/15/14 @ 100
1.250%, 04/15/16	800,000	800,344
1.000%, 04/15/15	725,000	725,203

		2,680,906

Missouri — 0.7%
Saint Louis, Municipal Finance, City Justice Center Project, RB
5.000%, 02/15/17	1,275,000	1,386,116

Nevada — 0.5%
Clark County, School District, Ser A, GO, AGM (A)
Pre-Refunded @ 100
4.000%, 06/15/17	1,000,000	1,004,270

New Jersey — 0.8%
Atlantic County, State Aid County College, GO
3.375%, 01/15/15	565,000	577,724
Camden County, Improvement Authority, Guarantee Loan Capital Program, RB
3.800%, 01/15/15	1,000,000	1,024,400

		1,602,124

New Mexico — 0.7%
Bernalillo County, Ser A, GO
Callable 08/01/17 @ 100
4.000%, 08/01/19	300,000	322,830
New Mexico State, Severance Tax, Ser A-1, RB
Callable 07/01/17 @ 100
2.750%, 07/01/20	1,000,000	1,037,430

		1,360,260

New York — 3.7%
City of New York New York, Ser D
Callable 02/01/23 @ 100
5.000%, 08/01/27	2,400,000	2,734,800
New York City, Ser P, GO, NATL-RE
Callable 08/01/15 @ 100
5.000%, 08/01/18	235,000	248,285
New York City, Ser P, GO, NATL-RE (A)
Pre-Refunded @ 100
5.000%, 08/01/15	765,000	810,709
New York State, Dormitory Authority, RB
4.000%, 09/01/15	1,335,000	1,363,302
New York State, Thruway Authority, Ser H, RB, NATL-RE
4.000%, 01/01/18	1,000,000	1,099,080
Suffolk County, Public Improvement Project, Ser B, GO, NATL-RE
Callable 11/01/15 @ 100
4.375%, 11/01/18	1,400,000	1,468,166

		7,724,342

Ohio — 1.5%
Ohio State, Air Quality Development
2.250%, 08/01/29	750,000	754,815

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2014 (Unaudited)

Description	Face Amount	Value
Ohio State, Ser A, GO
3.000%, 02/01/19	$2,190,000	$2,360,535

		3,115,350

Oklahoma — 1.5%
Cleveland County, Independent School District No. 29 Norman, GO
1.500%, 03/01/17	2,000,000	2,037,860
Oklahoma State, Housing Finance Agency, RB, GNMA
Callable 03/01/23 @ 100
3.750%, 03/01/44	985,891	1,015,971

		3,053,831

Oregon — 0.5%
Oregon State, Board of Higher Education Project, Ser B, GO
Callable 08/01/17 @ 100
4.500%, 08/01/32	1,000,000	1,049,400

Pennsylvania — 0.3%
Philadelphia, Ser A, GO
5.000%, 07/15/20	500,000	580,955

Puerto Rico — 1.7%
Commonwealth of Puerto Rico, Electric Power Authority, Ser UU, RB (B)
Callable 07/01/17 @ 100
0.836%, 07/01/25	2,000,000	1,207,400
Commonwealth of Puerto Rico, Government Development, Ser Senior B, RB
5.000%, 12/01/14	750,000	743,880
Commonwealth of Puerto Rico, Ser A, GO
5.500%, 07/01/18	1,825,000	1,612,515

		3,563,795

Tennessee — 2.5%
Memphis, Ser A, GO
2.000%, 04/01/19	2,000,000	2,042,340
Memphis-Shelby, County Sports Authority, Ser A, RB
Callable 11/01/19 @ 100
5.000%, 11/01/22	1,800,000	2,005,992
Tennessee State, Housing Development Agency, RB
Callable 01/01/22 @ 100
2.750%, 01/01/24	485,000	479,306
2.750%, 07/01/24	345,000	340,767
Tennessee State, Housing Development Agency, Ser 2B, RB
2.350%, 01/01/21	385,000	379,148

		5,247,553

Texas — 48.8%
Alamo, Community College District, Ser A, RB
3.000%, 11/01/19	2,000,000	2,132,460
Andrews County, Hospital District, GO
2.750%, 03/15/20	1,250,000	1,252,000
Andrews County, Hospital District, GO, AGM
2.500%, 03/15/19	1,215,000	1,226,652
Arlington, Special Tax Revenue, RB
Callable 02/15/19 @ 100
5.000%, 08/15/28	250,000	265,450

Description	Face Amount	Value
Austin, Independent School District, GO
Callable 08/01/19 @ 100
4.125%, 08/01/21	$1,000,000	$1,077,770
Austin, Water & Wastewater System, Ser A, RB, AMBAC
5.000%, 11/15/19	1,000,000	1,178,600
Bastrop, Independent School District, School Building Project, GO, PSF-GTD
Callable 02/15/19 @ 100
5.250%, 02/15/32	500,000	542,830
5.000%, 02/15/34	1,000,000	1,062,250
Beaumont, Independent School District, School Building Project, GO, PSF-GTD
Callable 02/15/17 @ 100
5.000%, 02/15/33	500,000	547,715
Capital Area, Cultural Education Facilities Finance, Roman Catholic Diocese, RB
5.125%, 04/01/20	385,000	432,956
Clifton, Higher Education Finance, Idea Public Schools Project, RB
4.800%, 08/15/21	500,000	534,455
Clifton, Higher Education Finance, Ser A, RB
1.800%, 12/01/14	250,000	249,067
College Station, GO
Callable 02/15/18 @ 100
4.500%, 02/15/27	1,730,000	1,881,600
4.000%, 02/15/19	1,000,000	1,088,010
College Station, GO (A)
Pre-Refunded @ 100
4.500%, 02/15/27	160,000	183,962
Conroe, Industrial Development, RB, AGM
4.000%, 09/01/18	300,000	326,148
Corpus Christi, GO
4.000%, 03/01/19	1,010,000	1,114,626
Dallas County, Schools Public Property Finance, GO
3.000%, 06/01/19	940,000	1,008,611
Dallas, County Schools Public Property Finance, RB
2.500%, 12/01/15	825,000	831,658
2.250%, 12/01/14	800,000	802,200
Dallas, GO
Callable 02/15/18 @ 100
5.000%, 02/15/25	1,000,000	1,130,420
Dallas, GO, NATL-RE
Callable 02/15/17 @ 100
4.250%, 02/15/22	845,000	886,278
Dallas, Ser B, RB
5.000%, 11/01/19	1,295,000	1,518,789
Dallas, Ser F
Callable 11/01/23 @ 100
5.250%, 11/01/30	2,000,000	2,313,740
Denton, Independent School District, GO
Callable 08/15/19 @ 100
5.000%, 08/15/27	1,000,000	1,073,660
Ector County, Hospital District, Ser A, RB
4.000%, 09/15/14	1,260,000	1,269,677
El Paso, GO
Callable 08/15/19 @ 100
5.500%, 08/15/34	1,000,000	1,108,780

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2014 (Unaudited)

Description	Face Amount	Value
Elkhart, Independent School District, School Building Project, GO
Callable 08/15/19 @ 100
4.625%, 08/15/30	$665,000	$714,330
Forney, Independent School District, School Building Project, GO, PSF-GTD
Callable 08/15/17 @ 100
5.000%, 08/15/38	1,000,000	1,072,300
Fort Bend County, Municipal Utility District No. 25, GO
Callable 10/01/16 @ 100
5.600%, 10/01/36	1,000,000	1,077,750
Frisco, Independent School District, School Building Project, Ser A, GO, PSF-GTD
Callable 08/15/17 @ 100
5.000%, 08/15/27	500,000	550,355
Galveston County, GO
3.000%, 02/01/19	600,000	636,204
Garland, Independent School District, Ser A, GO, PSF-GTD
Callable 06/02/14 @ 100
3.000%, 02/15/19	350,000	350,500
Grand Prairie, Independent School District, School Building Project, Ser A, GO, PSF-GTD
Callable 02/15/17 @ 100
5.000%, 02/15/32	1,000,000	1,073,340
Greenville, Electric Utility System, RB
Callable 02/15/19 @ 100
5.000%, 02/15/20	1,000,000	1,108,560
Harris County, Cultural Education Facilities Finance, Texas Children’s Hospital Project, RB
Callable 10/01/19 @ 100
5.500%, 10/01/39	1,000,000	1,090,490
Hurst, Waterworks and Sewer System, GO
Callable 08/15/18 @ 100
5.000%, 08/15/36	1,000,000	1,065,610
Irving, Hotel Occupancy Project, GO
Callable 02/15/19 @ 100
5.000%, 08/15/39	1,000,000	1,067,690
Irving, Independent School District, School Building Project, GO, PSF-GTD
Callable 02/15/17 @ 100
5.000%, 02/15/28	500,000	541,875
Kaufman County, GO, AGM
3.000%, 02/15/22	1,670,000	1,663,069
Klein, Independent School District, Schoolhouse Project, GO
Callable 08/01/19 @ 100
5.000%, 08/01/34	855,000	915,012
Love Field, Airport Modernization, Southwest Airlines Project, RB
Callable 11/01/20 @ 100
5.250%, 11/01/40	2,500,000	2,604,500
Mauriceville, Municipal Utility District, GO, AGM
2.000%, 11/15/14	1,110,000	1,114,307

Description	Face Amount	Value
Mesquite, Independent School District No. 1, School Building Project, GO
Callable 08/15/19 @ 100
4.375%, 08/15/26	$560,000	$602,974
Navarro County, Junior College District, RB, AGM
3.000%, 05/15/19	550,000	566,329
2.250%, 05/15/18	880,000	889,495
North Harris County, Regional Water Authority, RB
3.000%, 12/15/20	2,015,000	2,118,732
North Texas, Tollway Authority, RB
Callable 01/01/18 @ 100
5.750%, 01/01/33	1,000,000	1,095,220
North Texas, Tollway Authority, Ser C, RB
Callable 01/01/19 @ 100
5.250%, 01/01/20	1,250,000	1,407,175
Northside, Independent School District, GO, PSF-GTD (B)
1.350%, 06/01/33	3,000,000	2,955,360
Olmos, Park Higher Education Facilities, RB
2.000%, 12/01/18	3,000,000	3,002,580
Pharr/San Juan/Alamo, Independent School District, School Building Project, GO, PSF-GTD
Callable 02/01/18 @ 100
5.000%, 02/01/33	1,000,000	1,089,790
Plano, Texas, GO (A)
Pre-Refunded @ 100
4.100%, 09/01/15	270,000	284,080
Plano, Texas, GO
Callable 09/01/15 @ 100
4.100%, 09/01/19	730,000	762,602
Pleasant Grove, Independent School District, GO, PSF-GTD (A)
Pre-Refunded @ 100
5.250%, 02/15/32	550,000	621,319
Pleasant Grove, Independent School District, GO, PSF-GTD
Callable 02/15/17 @ 100
5.250%, 02/15/32	450,000	487,404
Polk County, GO, AGM
3.000%, 08/15/19	1,150,000	1,203,774
Red River, Educational Finance Authority, Hockaday School Project, RB
Callable 05/15/15 @ 100
4.000%, 05/15/16	1,000,000	1,034,680
Round Rock, Independent School District, School Building Project, GO
Callable 08/01/18 @ 100
5.000%, 08/01/28	1,000,000	1,121,750
Royal, Independent School District, School Building Project, GO, PSF-GTD
Callable 02/15/17 @ 100
4.500%, 02/15/28	400,000	417,056
San Angelo, Independent School District, School Building Project, Ser A, GO
Callable 02/15/19 @ 100
5.250%, 02/15/34	1,000,000	1,138,550
San Antonio, Education Facilities, RB
Callable 06/01/23 @ 100
5.000%, 06/01/25	1,200,000	1,384,212

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2014 (Unaudited)

Description	Face Amount	Value
San Antonio, Electric & Gas Revenue, RB
Callable 02/01/15 @ 100
5.000%, 02/01/18	$1,000,000	$1,034,510
San Antonio, Public Facilities, RB
Callable 09/15/22 @ 100
5.000%, 09/15/26	3,000,000	3,433,530
San Antonio, Refunding & Improvement Project, Ser A, RB, AGM
2.500%, 07/01/16	570,000	591,660
2.000%, 07/01/15	400,000	407,092
San Antonio, Water Revenue, RB
Callable 11/15/18 @ 100
5.375%, 05/15/39	500,000	547,040
San Antonio, Water System, RB
4.000%, 05/15/19	500,000	563,420
San Benito, Consolidated Independent School District, School Building Project, GO, PSF-GTD
Callable 02/15/18 @ 100
5.000%, 02/15/33	1,000,000	1,086,540
San Jacinto, Community College District, GO
3.000%, 02/15/19	1,795,000	1,885,576
San Marcos, Tax & Toll Revenue, GO, AGM
Callable 08/15/17 @ 100
5.125%, 08/15/28	500,000	545,490
Spring Branch, Independent School District, Schoolhouse Project, GO, PSF-GTD
Callable 02/01/17 @ 100
5.250%, 02/01/38	1,000,000	1,067,390
Texas A&M University, Permanent University Fund, RB
Callable 07/01/21 @ 100
4.000%, 07/01/22	1,850,000	2,047,358
Texas A&M University, Permanent University Fund, Ser B, RB
Callable 07/01/25 @ 100
5.000%, 07/01/34	1,000,000	1,140,480
Texas City, Industrial Development, Arco Pipe Line Company Project, RB
7.375%, 10/01/20	500,000	663,290
Texas State, College Student Loan, GO
Callable 08/01/19 @ 100
5.000%, 08/01/21	1,000,000	1,189,320
4.625%, 08/01/30	1,200,000	1,277,052
Texas State, Department of Housing & Community Affairs, Ser B, RB, FNMA, GNMA, FHLMC
Callable 01/01/21 @ 100
4.050%, 07/01/26	880,000	912,718
Texas State, Public Finance Authority Charter Education, Cosmos Foundation, Ser A, RB
Callable 02/15/20 @ 100
6.000%, 02/15/30	750,000	838,118
Texas State, Public Finance Authority Charter Education, New Frontiers School, Ser A, RB
Callable 08/15/20 @ 100
5.800%, 08/15/40	1,100,000	1,120,130

Description	Face Amount	Value
Texas State, Public Finance Authority, Financing System, Texas Southern University, RB
5.625%, 05/01/21	$1,440,000	$1,606,522
5.375%, 05/01/20	1,365,000	1,489,106
5.250%, 05/01/19	1,300,000	1,417,598
Texas State, Southmost College District, GO, AMBAC
Callable 02/15/15 @ 100
5.000%, 02/15/22	1,000,000	1,025,920
Texas State, Water Financial Assistance, Ser B, GO
Callable 08/01/18 @ 100
5.000%, 08/01/26	2,010,000	2,305,852
Titus County, Pass Through Toll Project, Ser A, GO
4.000%, 03/01/18	555,000	596,059
Titus County, Pass Through Toll Project, Ser B, GO
4.000%, 03/01/18	1,185,000	1,272,666
Tyler, Independent School District, School Building Project, GO
Callable 02/15/18 @ 100
5.000%, 02/15/27	500,000	554,300
University of North Texas, Financing System Project, RB
Callable 04/15/18 @ 100
5.000%, 04/15/28	500,000	547,850
Upper Trinity, Regional Water District, RB, AGM
4.000%, 08/01/17	250,000	269,600
3.000%, 08/01/19	250,000	259,213
Waco, Health Facilities Development, Hillcrest Health System Project, Ser A, RB, NATL-RE FHA (A)
Pre-Refunded @ 100
5.000%, 02/01/18	1,000,000	1,102,420
Waller, Independent School District, School Building Project, GO, PSF-GTD
Callable 02/15/18 @ 100
5.500%, 02/15/33	1,000,000	1,104,420
Wylie, GO
Callable 02/15/18 @ 100
5.000%, 02/15/28	1,000,000	1,054,050

		100,825,628

Utah — 2.1%
Jordan, School District, School Building Project, Ser A, GO, SCH BD GTY
4.000%, 06/15/16	1,000,000	1,000,000
Utah State, Building Ownership Authority, RB (A)
Pre-Refunded @ 100
5.000%, 05/15/14	1,000,000	1,001,350
Utah State, GO
5.000%, 07/01/19	2,000,000	2,372,200

		4,373,550

Virginia — 3.7%
Fairfax County, Sewer Authority, RB
Callable 07/15/19 @ 100
4.000%, 07/15/25	1,500,000	1,621,080

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2014 (Unaudited)

Description	Face Amount/ Shares	Value
Virginia Commonwealth, Housing Development Authority, Ser A, RB
Callable 01/01/22 @ 100
2.100%, 07/01/22	$895,000	$844,862
Virginia Commonwealth, Housing Development Authority, Sub-Ser C-3-REMK-02/28/13, RB
2.150%, 04/01/21	3,000,000	2,961,930
Virginia Commonwealth, Transportation Board, RB
4.000%, 03/15/19	2,000,000	2,236,520

		7,664,392

Wisconsin — 1.5%
Wisconsin State, Ser 2, GO, NATL-RE
Callable 05/01/14 @ 100
5.000%, 05/01/17	1,000,000	1,000,000
Wisconsin State, Ser B, GO
Callable 05/01/21 @ 100
4.500%, 05/01/31	2,000,000	2,152,580

		3,152,580

Total Municipal Bonds (Cost $196,697,094)		202,945,205

CASH EQUIVALENTS* — 0.5%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $1,141,089)	1,141,089	1,141,089

Total Investments — 98.8% (Cost $197,838,183)†		$204,086,294

Percentages are based on Net Assets of $206,468,418.

*	Rate shown is the 7-day effective yield as of April 30, 2014.
(A)	Pre-Refunded Securities - The maturity date shown is the pre-refunded date.
(B)	Variable Rate Security - The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2014.

AGM – Assured Guarantee Municipal

AMBAC – American Municipal Bond Assurance Corporation

COP – Certificate of Participation

FGIC – Financial Guaranty Insurance Company

FHA – Federal Housing Administration

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

GO – General Obligation

NATL-RE – National Public Finance Guarantee Corporation

PSF-GTD – Texas Public School Fund Guarantee

RB – Revenue Bond

SCH BD GTY – School Board Guaranty

Ser – Series

TA – Tax Allocation

XLCA – XL Capital Assurance

†	At April 30, 2014, the tax basis of the Fund’s investments was $197,838,183, and the unrealized appreciation and depreciation were $7,804,295 and $(1,556,184), respectively.

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$202,945,205	$—	$202,945,205
Cash Equivalent	1,141,089	—	—	1,141,089

Total Investments in Securities	$1,141,089	$202,945,205	$—	$204,086,294

During the period ended April 30, 2014, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1300

THE ADVISORS’ INNER CIRCLE FUND II	FROST KEMPNER TREASURY
SCHEDULE OF INVESTMENTS	AND INCOME FUND
APRIL 30, 2014 (Unaudited)

Description	Face Amount/ Shares	Value
U.S. TREASURY OBLIGATIONS — 79.2%
U.S. Treasury Inflationary Protection Securities
3.625%, 04/15/28	$1,252,731	$1,728,475
2.625%, 07/15/17	882,451	989,517
2.500%, 07/15/16 to 01/15/29	2,648,345	3,047,929
2.375%, 01/15/25	1,250,522	1,489,000
2.125%, 02/15/40	1,106,889	1,361,732
2.000%, 07/15/14	873,124	885,265
1.750%, 01/15/28	1,779,656	2,004,755
1.625%, 01/15/15	785,695	804,539
1.375%, 07/15/18 to 01/15/20	4,023,090	4,376,352

Total U.S. Treasury Obligations (Cost $14,801,557)		16,687,564

CASH EQUIVALENT* — 20.5%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 0.020% (Cost $4,327,642)	4,327,642	4,327,642

Total Investments — 99.7% (Cost $19,129,199)†		$21,015,206

Percentages are based on Net Assets of $21,074,790.

*	Rate shown is the 7-day effective yield as of April 30, 2014.
†	At April 30, 2014, the tax basis cost of the Fund’s investments was $19,129,199, and the unrealized appreciation and depreciation were $1,901,272 and $(15,265), respectively.

As of April 30, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended April 30, 2014, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Michael Beattie
Michael Beattie
President

Date: June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President

Date: June 26, 2014

By	/s/ James F. Volk
James F. Volk
Treasurer, Controller & CFO

Date: June 26, 2014